UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03313

First American Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Brent G. Smith, 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:        800-677-3863

Date of fiscal period end:       August 31

Date of reporting period:        February 29, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

FIRST AMERICAN FUNDS®

usbancorp Asset Management, Advisor

2020 Semiannual Report

February 29, 2020

Money Market Funds

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the funds (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the funds electronically anytime by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your fund shares or, if you are a direct shareholder, by calling 1-800-677-3863.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the funds, you can call 1-800-677-3863 to let the funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the funds.

For Government Obligations, Treasury Obligations and U.S. Treasury Money Market – You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For Retail Prime Obligations and Retail Tax Free Obligations – You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For Institutional Prime Obligations – You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Explanation of Financial Statements

As a shareholder in First American Funds you receive shareholder reports semi-annually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are presented by type (certificates of deposit, government agency debt, etc.) and, for Retail Tax Free Obligations Fund, by state. This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and presents the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments as presented in the Schedule of Investments comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, and net investment income ratios. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period.

FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT	1

Explanation of Financial Statements

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividend information, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

2	FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT

Holdings Summaries    (unaudited)

Government Obligations Fund

Portfolio Allocation as of February 29, 2020[1] (% of net assets)
U.S. Treasury Repurchase Agreements	47.3%
U.S. Government Agency Debt	39.0
U.S. Government Agency Repurchase Agreements	7.9
U.S. Treasury Debt	5.7
Investment Companies	1.0
Other Assets and Liabilities, Net[2]	(0.9)
100.0%

Institutional Prime Obligations Fund

Portfolio Allocation as of February 29, 2020[1] (% of net assets)
Certificates of Deposit	29.0%
Other Repurchase Agreements	21.1
Asset Backed Commercial Paper	20.2
Financial Company Commercial Paper	16.0
Non-Negotiable Time Deposit	6.5
Non-Financial Company Commercial Paper	5.2
Variable Rate Demand Notes	1.1
Other Instruments	0.8
U.S. Treasury Repurchase Agreements	0.2
Other Assets and Liabilities, Net[2]	(0.1)
100.0%

Retail Prime Obligations Fund

Portfolio Allocation as of February 29, 2020[1] (% of net assets)
Certificates of Deposit	33.0%
Other Repurchase Agreements	22.2
Financial Company Commercial Paper	13.6
Non-Negotiable Time Deposits	11.4
Asset Backed Commercial Paper	10.8
U.S. Treasury Repurchase Agreements	3.8
Non-Financial Company Commercial Paper	3.5
Other Instruments	1.2
Variable Rate Demand Note	0.6
Other Assets and Liabilities, Net[2]	(0.1)
100.0%

[1]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT	3

Holdings Summaries    (unaudited)

Retail Tax Free Obligations Fund

Portfolio Allocation as of February 29, 2020[1,3] (% of net assets)
Variable Rate Demand Notes	64.4%
Tender Option Bonds	16.7
Non-Financial Company Commercial Paper	12.7
Other Municipal Securities	6.1
Other Assets and Liabilities, Net[2]	0.1
100.0%
Treasury Obligations Fund

Portfolio Allocation as of February 29, 2020[1] (% of net assets)
U.S. Treasury Repurchase Agreements	64.8%
U.S. Treasury Debt	34.9
Other Assets and Liabilities, Net[2]	0.3
100.0%
U.S. Treasury Money Market Fund

Portfolio Allocation as of February 29, 2020[1] (% of net assets)
U.S. Treasury Debt	100.1%
Other Assets and Liabilities, Net[2]	(0.1)
100.0%

[1]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

[3]	See note 5 in Notes to Financial Statements for additional information on the portfolio characteristics of the fund.

4	FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT

Expense Examples    (unaudited)

Expense Example

As a shareholder of one or more of the funds you incur ongoing costs, including invest- ment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from September 1, 2019 to February 29, 2020.

Actual Expenses

For each class of each fund, two lines are presented in the table below – the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare these hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT	5

Expense Examples    (unaudited)

Government Obligations Fund
	Beginning Account Value (9/01/2019)	Ending Account Value (2/29/2020)	Expenses Paid During Period[1] (9/01/2019 to 2/29/2020)
Class A Actual[2]	$1,000.00	$1,005.23	$3.74
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	$3.77
Class D Actual[2]	$1,000.00	$1,005.97	$2.99
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.02
Class P Actual[2]	$1,000.00	$1,008.20	$0.75
Class P Hypothetical (5% return before expenses)	$1,000.00	$1,024.12	$0.75
Class U Actual[2]	$1,000.00	$1,008.38	$0.60
Class U Hypothetical (5% return before expenses)	$1,000.00	$1,024.27	$0.60
Class V Actual[2]	$1,000.00	$1,007.48	$1.50
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.37	$1.51
Class X Actual[2]	$1,000.00	$1,008.28	$0.70
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.17	$0.70
Class Y Actual[2]	$1,000.00	$1,006.72	$2.25
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.26
Class Z Actual[2]	$1,000.00	$1,008.08	$0.90
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.97	$0.91

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.15%, 0.12%, 0.30%, 0.14%, 0.45% and 0.18% for Class A, Class D, Class P, Class U, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended February 29, 2020 of 0.52%, 0.60%, 0.82%, 0.84%, 0.75%, 0.83%, 0.67%, and 0.81% for Class A, Class D, Class P, Class U, Class V, Class X, Class Y, and Class Z, respectively.

Institutional Prime Obligations Fund
	Beginning Account Value (9/01/2019)	Ending Account Value (2/29/2020)	Expenses Paid During Period[3] (9/01/2019 to 2/29/2020)
Class T Actual[4]	$1,000.00	$1,007.96	$2.00
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	$2.01
Class V Actual[4]	$1,000.00	$1,008.57	$1.50
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.37	$1.51
Class Y Actual[4]	$1,000.00	$1,007.71	$2.25
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.26
Class Z Actual[4]	$1,000.00	$1,009.22	$0.75
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.12	$0.75

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.40%, 0.30%, 0.45%, and 0.15% for Class T, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six-month period).

[4]	Based on the actual returns for the six-month period ended February 29, 2020 of 0.80%, 0.86%, 0.77%, and 0.92% for Class T, Class V, Class Y, and Class Z, respectively.

6	FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT

Retail Prime Obligations Fund
	Beginning Account Value (9/01/2019)	Ending Account Value (2/29/2020)	Expenses Paid During Period[1] (9/01/2019 to 2/29/2020)
Class A Actual[2]	$1,000.00	$1,006.79	$3.04
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	$3.07
Class T Actual[2]	$1,000.00	$1,007.84	$2.05
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,022.82	$2.06
Class V Actual[2]	$1,000.00	$1,008.34	$1.50
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.37	$1.51
Class X Actual[2]	$1,000.00	$1,009.14	$0.70
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.17	$0.70
Class Y Actual[2]	$1,000.00	$1,007.59	$2.25
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.26
Class Z Actual[2]	$1,000.00	$1,008.84	$1.00
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.01

[1]	Expenses are equal to the fund’s annualized expense ratio the most recent six-month period of 0.61%, 0.40%, 0.30%, 0.14%, 0.45%, and 0.20% for Class A, Class T, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended February 29, 2020 of 0.68%, 0.78%, 0.83%, 0.91%, 0.76%, and 0.88% for Class A, Class T, Class V, Class X, Class Y, and Class Z, respectively.

Retail Tax Free Obligations Fund
	Beginning Account Value (9/01/2019)	Ending Account Value (2/29/2020)	Expenses Paid During Period[3] (9/01/2019 to 2/29/2020)
Class A Actual[4]	$1,000.00	$1,002.39	$3.73
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	$3.77
Class V Actual[4]	$1,000.00	$1,004.63	$1.50
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.37	$1.51
Class Y Actual[4]	$1,000.00	$1,003.88	$2.24
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.26
Class Z Actual[4]	$1,000.00	$1,005.13	$1.00
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.01

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.30%, 0.45%, and 0.20% for Class A, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six-month period).

[4]	Based on the actual returns for the six-month period ended February 29, 2020 of 0.24%, 0.46%, 0.39%, and 0.51% for Class A, Class V, Class Y, and Class Z, respectively.

FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT	7

Expense Examples    (unaudited)

Treasury Obligations Fund
	Beginning Account Value (9/01/2019)	Ending Account Value (2/29/2020)	Expenses Paid During Period[1] (9/01/2019 to 2/29/2020)
Class A Actual[2]	$1,000.00	$1,005.23	$3.74
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	$3.77
Class D Actual[2]	$1,000.00	$1,005.98	$2.99
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.02
Class P Actual[2]	$1,000.00	$1,008.23	$0.75
Class P Hypothetical (5% return before expenses)	$1,000.00	$1,024.12	$0.75
Class V Actual[2]	$1,000.00	$1,007.48	$1.50
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.37	$1.51
Class X Actual[2]	$1,000.00	$1,008.28	$0.70
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.17	$0.70
Class Y Actual[2]	$1,000.00	$1,006.73	$2.25
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.26
Class Z Actual[2]	$1,000.00	$1,008.08	$0.90
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.97	$0.91

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.15%, 0.30%, 0.14%, 0.45%, and 0.18% for Class A, Class D, Class P, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended February 29, 2020 of 0.52%, 0.60%, 0.82%, 0.75%, 0.83%,0.67%, and 0.81% for Class A, Class D, Class P, Class V, Class X, Class Y, and Class Z, respectively.

U.S. Treasury Money Market Fund
	Beginning Account Value (9/01/2019)	Ending Account Value (2/29/2020)	Expenses Paid During Period[3] (9/01/2019 to 2/29/2020)
Class A Actual[4]	$1,000.00	$1,005.01	$3.74
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	$3.77
Class D Actual[4]	$1,000.00	$1,005.75	$2.99
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.02
Class V Actual[4]	$1,000.00	$1,007.25	$1.50
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.37	$1.51
Class Y Actual[4]	$1,000.00	$1,006.50	$2.24
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.26
Class Z Actual[4]	$1,000.00	$1,007.75	$1.00
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.01

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.30%, 0.45%, and 0.20% for Class A, Class D, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six-month period).
[4]	Based on the actual returns for the six-month period ended February 29, 2020 of 0.50%, 0.58%, 0.73%, 0.65%, and 0.78% for Class A, Class D, Class V, Class Y, and Class Z, respectively.

8	FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT

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FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT	9

Schedule of Investments	February 29, 2020 (unaudited), all dollars are rounded to thousands (000 omitted)

Government Obligations Fund
DESCRIPTION	PAR	VALUE >
U.S. Government Agency
Debt – 39.0%
Federal Farm Credit Bank
2.048%, 03/04/2020 €	$16,000	$15,997
1.567% (1 Month LIBOR
USD - 0.080%),
03/19/202 △	44,000	44,000
2.048%, 03/20/2020 €	25,000	24,973
1.584% (1 Month LIBOR
USD - 0.045%),
03/23/2020 △	50,000	50,000
1.567% (1 Month LIBOR
USD - 0.060%),
03/25/2020 △	50,000	50,000
1.533% (1 Month LIBOR
USD - 0.080%),
03/27/2020 △	25,000	25,000
1.576% (3 Month
U.S. Treasury Money
Market Yield + 0.065%),
05/15/2020 △	50,000	50,001
1.463% (3 Month LIBOR
USD - 0.220%),
05/22/2020 △	50,000	49,995
1.553% (1 Month LIBOR
USD - 0.050%),
05/28/2020 △	75,000	75,000
1.599% (1 Month LIBOR
USD - 0.050%),
05/29/2020 △	50,000	50,000
1.575% (1 Month LIBOR
USD - 0.080%),
06/01/2020 △	222,550	222,544
1.765% (3 Month LIBOR
USD - 0.170%),
06/24/2020 △	50,000	49,995
1.720% (U.S. Federal
Funds Effective
Rate + 0.140%),
07/13/2020 △	100,000	100,000
1.628%(1MonthLIBOR
USD - 0.030%),
07/16/2020 △	101,000	100,999
1.637%(1MonthLIBOR
USD - 0.010%),
07/20/2020 △	100,000	100,000
1.845%, 07/31/2020 €	25,000	24,808
1.648% (1 Month LIBOR
USD - 0.020%),
08/05/2020 △	75,000	74,998
1.637%, 08/11/2020 €	175,000	173,721
1.556% (3 Month
U.S. Treasury Money
Market Yield + 0.045%),
08/17/2020 △	27,000	26,999
Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.710% (U.S. Federal
Funds Effective
Rate + 0.130%),
08/17/2020 △	$50,000	$50,000
1.602%, 08/24/2020 €	100,000	99,228
1.705% (U.S. Federal
Funds Effective Rate +
0.125%), 09/04/2020 △	50,000	50,000
1.770% (3 Month LIBOR
USD - 0.130%),
09/04/2020 △	50,000	50,000
1.721% (1 Month LIBOR
USD + 0.050%),
09/10/2020 △	100,000	100,000
1.625% (1 Month LIBOR
USD - 0.040%),
09/11/2020 △	50,000	50,000
1.440%, 09/25/2020 €	50,000	49,590
1.627% (1 Month LIBOR
USD + 0.000%),
09/25/2020 △	79,560	79,554
1.637% (1 Month LIBOR
USD + 0.010%),
09/25/2020 △	125,000	124,995
1.667% (1 Month LIBOR
USD + 0.020%),
10/19/2020 △	280,300	280,275
1.710% (U.S. Federal
Funds Effective Rate +
0.130%), 10/23/2020 △	25,000	25,000
1.640% (3 Month LIBOR
USD - 0.135%),
10/29/2020 △	50,000	49,998
1.770% (FCPR DLY -
2.980%), 11/12/2020 △	63,927	63,970
1.562%(3MonthLIBOR
USD - 0.130%),
11/16/2020 △	75,000	74,999
1.618%(1MonthLIBOR
USD + 0.005%),
11/27/2020 △	200,000	199,995
1.787%(3MonthLIBOR
USD - 0.120%),
11/30/2020 △	150,000	150,000
1.675%(1MonthLIBOR
USD + 0.025%),
12/14/2020 △	50,000	49,998
1.668%(1MonthLIBOR
USD + 0.065%),
12/28/2020 △	100,000	100,000
1.860%(3MonthLIBOR
USD - 0.100%),
12/28/2020 △	65,000	65,000
1.654%(1MonthLIBOR
USD + 0.005%),
12/29/2020 △	125,000	125,000

The accompanying notes are an integral part of the financial statements.

10	FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.750% (1 Month LIBOR
USD + 0.100%),
12/30/2020 △	$50,000	$49,996
1.678% (1 Month LIBOR
USD + 0.025%),
01/13/2021 △	100,000	99,994
1.660% (SOFR + 0.080%),
01/14/2021 △	36,000	36,000
1.685% (SOFR + 0.105%),
01/15/2021 △	40,000	40,000
1.718% (1 Month LIBOR
USD + 0.060%),
01/15/2021 △	50,000	50,000
1.682% (1 Month LIBOR
USD + 0.035%),
01/19/2021 △	50,000	50,000
1.651% (1 Month LIBOR
USD + 0.035%),
01/26/2021 △	25,000	24,997
1.643% (1 Month LIBOR
USD + 0.040%),
01/28/2021 △	100,000	100,000
1.641% (3 Month
U.S. Treasury Money
Market Yield + 0.130%),
02/08/2021 △	125,000	124,994
1.700% (1 Month LIBOR
USD + 0.035%),
02/11/2021 △	125,000	125,000
1.708% (1 Month LIBOR
USD + 0.050%),
02/16/2021 △	50,000	49,977
1.700% (U.S. Federal
Funds Effective Rate +
0.120%), 02/22/2021 △	45,000	45,000
1.700% (1 Month LIBOR
USD + 0.045%),
03/01/2021 △	146,400	146,400
1.674% (1 Month LIBOR
USD + 0.015%),
03/17/2021 △	75,000	75,000
1.700% (SOFR + 0.120%),
03/18/2021 △	25,000	25,000
1.704% (1 Month LIBOR
USD + 0.045%),
04/16/2021 △	75,000	75,000
1.657% (1 Month LIBOR
USD + 0.010%),
04/19/2021 △	46,100	46,082
1.729% (1 Month LIBOR
USD + 0.090%),
04/21/2021 △	135,000	135,004
Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.752% (1 Month LIBOR
USD + 0.090%),
05/04/2021 △	$50,000	$49,997
1.680% (SOFR + 0.100%),
05/07/2021 △	23,000	23,000
1.688% (1 Month LIBOR
USD + 0.035%),
05/13/2021 △	225,000	224,999
1.651% (3 Month
U.S. Treasury Money
Market Yield + 0.140%),
05/28/2021 △	25,000	25,000
1.690% (U.S. Federal
Funds Effective Rate +
0.110%), 05/28/2021 △	25,000	25,000
1.695% (1 Month LIBOR
USD + 0.040%),
06/03/2021 △	90,000	90,000
1.740% (FCPR DLY -
3.010%), 06/07/2021 △	175,000	175,000
1.660% (SOFR + 0.080%),
06/10/2021 △	45,000	45,000
1.670% (1 Month LIBOR
USD + 0.020%),
06/14/2021 △	135,000	134,984
1.815% (1 Month LIBOR
USD + 0.160%),
07/01/2021 △	100,000	100,000
1.751% (1 Month LIBOR
USD + 0.080%),
07/08/2021 △	183,000	183,000
1.655% (SOFR + 0.075%),
07/09/2021 △	38,000	38,000
1.680% (FCPR DLY -
3.070%), 07/19/2021 △	50,000	50,000
1.696% (1 Month LIBOR
USD + 0.080%),
07/26/2021 △	35,000	35,000
1.913% (1 Month LIBOR
USD + 0.300%),
07/27/2021 △	7,000	7,020
1.768% (1 Month LIBOR
USD + 0.100%),
08/05/2021 △	75,000	75,000
1.733% (1 Month LIBOR
USD + 0.080%),
08/13/2021 △	50,000	50,000
1.645% (SOFR + 0.065%),
08/20/2021 △	26,000	26,000
1.609% (1 Month LIBOR
USD - 0.020%),
08/23/2021 △	50,000	49,993
1.709% (1 Month LIBOR
USD + 0.080%),
08/23/2021 △	$180,000	$179,997

FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT	11

Schedule of Investments	February 29, 2020 (unaudited), all dollars are rounded to thousands (000 omitted)

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.704% (1 Month LIBOR
USD + 0.000%),
09/10/2021 △	$145,500	$145,478
1.655% (SOFR + 0.075%),
09/13/2021 △	20,000	20,000
1.743% (1 Month LIBOR
USD + 0.090%),
09/13/2021 △	23,000	23,000
1.822% (1 Month LIBOR
USD + 0.160%),
10/04/2021 △	115,000	115,000
1.801% (1 Month LIBOR
USD + 0.130%),
10/08/2021 △	100,000	100,000
1.770% (SOFR + 0.190%),
10/15/2021 △	50,000	50,000
1.778% (1 Month LIBOR
USD + 0.120%),
10/18/2021 △	96,500	96,500
1.729% (1 Month LIBOR
USD + 0.100%),
10/22/2021 △	17,000	17,023
1.790% (SOFR + 0.210%),
10/28/2021 △	35,000	35,000
1.760% (1 Month LIBOR
USD + 0.105%),
11/02/2021 △	160,000	160,000
1.651% (3 Month
U.S. Treasury Money
Market Yield +0.140%),
11/08/2021 △	39,500	39,420
1.748% (1 Month LIBOR
USD + 0.090%),
11/18/2021 △	100,000	100,000
1.770% (SOFR + 0.190%),
11/18/2021 △	47,000	47,000
1.781% (1 Month LIBOR
USD + 0.110%),
12/10/2021 △	25,000	25,000
1.629% (1 Month LIBOR
USD + 0.000%),
12/22/2021 △	360,000	359,935
1.750% (U.S. Federal
Funds Effective Rate +
0.170%), 01/13/2022 △	50,000	50,000
Federal Home Loan Bank
1.425%, 03/03/2020 €	33,620	33,617
1.610% (SOFR + 0.030%),
03/06/2020 △	129,000	129,000
1.592%, 03/16/2020 €	50,000	49,967
1.601%, 03/18/2020 €	387,235	386,946
1.597%, 03/19/2020 €	120,126	120,031
1.556%, 03/20/2020 €	10,000	9,992
Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.633%, 03/25/2020 €	$549,775	$549,185
1.645% (SOFR + 0.065%),
03/26/2020 △	148,000	148,000
1.593% (1 Month LIBOR
USD - 0.020%),
03/27/2020 △	100,000	100,000
1.611%, 03/27/2020 €	578,400	577,736
1.607%, 03/30/2020 €	54,091	54,022
1.512%, 03/31/2020 €	400	400
1.575%, 04/03/2020 €	414,970	414,374
1.700%, 04/03/2020	150,000	149,986
1.626% (1 Month LIBOR
USD - 0.040%),
04/06/2020 △	100,000	100,000
1.607%, 04/09/2020 €	31,700	31,646
1.523%, 04/13/2020 €	63,550	63,435
1.513%, 04/17/2020 €	1,100	1,098
1.586% (3 Month LIBOR
USD - 0.250%),
04/17/2020 △	50,000	50,000
1.619% (1 Month LIBOR
USD - 0.040%),
04/17/2020 △	50,000	50,000
1.593%, 04/20/2020 €	960	958
1.564%, 04/22/2020 €	28,800	28,735
1.605% (SOFR + 0.025%),
04/22/2020 △	215,000	215,003
1.570%, 04/24/2020 €	150,615	150,280
1.454%, 04/28/2020 €	175,000	174,595
1.569%, 04/29/2020 €	616,794	615,230
1.588%, 05/01/2020 €	1,100,000	1,097,080
1.705% (1 Month LIBOR
USD + 0.050%),
05/01/2020 △	75,000	75,000
1.589%, 05/06/2020 €	332,135	331,181
1.640% (SOFR + 0.060%),
05/06/2020 △	91,000	91,000
1.592%, 05/08/2020 €	114,200	113,861
1.587%, 05/13/2020 €	39,000	38,876
1.590%, 05/15/2020 €	176,807	176,229
1.600% (SOFR + 0.020%),
05/22/2020 △	56,000	56,000
1.463%, 05/27/2020 €	55,000	54,808
1.460%, 05/29/2020 €	481,000	479,288
1.600% (SOFR + 0.020%),
06/05/2020 △	45,000	45,000
1.611% (1 Month LIBOR
USD - 0.060%),
06/10/2020 △	150,000	150,000
1.690% (SOFR +
0.110%), 06/10/2020 △	150,000	150,000
1.589% (1 Month LIBOR
USD - 0.070%),
06/15/2020 △	75,000	75,000
1.940%, 06/18/2020	150,000	150,000

The accompanying notes are an integral part of the financial statements.

12	FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.615% (SOFR + 0.035%),
06/19/2020 △	$50,000	$50,000
1.718% (3 Month LIBOR
USD - 0.210%),
06/22/2020 △	50,000	50,000
1.592%, 07/06/2020 €	150,000	149,169
1.610% (SOFR + 0.030%),
07/17/2020 △	79,000	79,000
1.680% (SOFR + 0.100%),
07/17/2020 △	150,000	150,000
1.655% (SOFR + 0.075%),
07/24/2020 △	30,000	30,000
1.680% (SOFR + 0.100%),
07/29/2020 △	48,000	48,000
1.610% (SOFR + 0.030%),
08/05/2020 △	138,000	138,000
1.643% (3 Month LIBOR
USD - 0.235%),
08/10/2020 △	150,000	150,000
1.610% (SOFR + 0.030%),
08/21/2020 △	50,000	50,000
1.620% (SOFR + 0.040%),
08/25/2020 △	64,000	64,000
1.600% (SOFR + 0.020%),
08/28/2020 △	250,000	250,000
1.630% (SOFR + 0.030%),
09/04/2020 △ ★	175,000	175,000
1.594% (1 Month LIBOR
USD - 0.065%),
09/18/2020 △	125,000	125,000
1.440%, 09/25/2020 €	25,000	24,795
1.605% (SOFR + 0.025%),
09/28/2020 △	126,000	126,000
1.625% (SOFR + 0.045%),
09/28/2020 △	53,000	53,000
1.685% (SOFR + 0.105%),
10/01/2020 △	55,000	55,000
1.700% (SOFR + 0.120%),
10/07/2020 △	34,000	34,000
1.710% (SOFR + 0.130%),
10/16/2020 △	125,000	125,000
1.616% (1 Month LIBOR
USD + 0.000%),
10/26/2020 △	50,000	50,000
1.610% (SOFR + 0.030%),
11/06/2020 △	41,000	41,000
1.648% (3 Month LIBOR
USD - 0.195%),
11/16/2020 △	40,000	40,000
1.659% (1 Month LIBOR
USD + 0.000%),
11/16/2020 △	75,000	75,000
Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.702% (3 Month LIBOR
USD - 0.170%),
01/08/2021 △	$75,000	$75,000
1.630% (SOFR + 0.050%),
01/22/2021 △	60,500	60,500
1.689% (3 Month LIBOR
USD - 0.105%),
01/25/2021 △	50,000	50,000
1.630% (SOFR + 0.050%),
01/28/2021 △	55,000	55,000
1.620% (SOFR + 0.040%),
02/09/2021 △	100,000	100,000
1.628% (1 Month LIBOR
USD - 0.030%),
02/12/2021 △	125,000	125,000
1.500%, 02/18/2021	74,000	74,036
1.615% (SOFR + 0.035%),
02/25/2021 △	56,500	56,500
1.695% (SOFR + 0.115%),
03/12/2021 △	97,000	97,000
1.750% (SOFR + 0.170%),
04/09/2021 △	74,000	74,000
1.703% (3 Month LIBOR
USD - 0.135%),
04/14/2021 △	25,000	25,000
1.713% (3 Month LIBOR
USD - 0.125%),
04/14/2021 △	50,000	50,000
1.635% (SOFR + 0.055%),
05/14/2021 △	200,000	200,000
1.715% (SOFR + 0.135%),
06/04/2021 △	100,000	100,000
1.655% (SOFR + 0.075%),
06/11/2021 △	45,000	45,000
1.655% (SOFR + 0.075%),
07/08/2021 △	119,000	119,000
1.653% (1 Month LIBOR
USD + 0.000%),
07/13/2021 △	79,800	79,721
1.655% (SOFR + 0.075%),
07/23/2021 △	101,000	101,000
1.708% (1 Month LIBOR
USD + 0.055%),
08/13/2021 △	100,000	100,000
1.665% (SOFR +
0.085%), 09/10/2021 △	74,000	74,000
1.613% (1 Month LIBOR
USD + 0.010%),
09/28/2021 △	50,000	50,000
1.695% (SOFR + 0.115%),
02/10/2022 △	25,000	25,000
1.720% (SOFR + 0.120%),
02/28/2022 △ ★	86,000	86,000

FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT	13

Schedule of Investments	February 29, 2020 (unaudited), all dollars are rounded to thousands (000 omitted)

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Federal Home Loan
Mortgage Corporation
1.688%, 03/05/2020 €	$50,000	$49,991
1.663%, 03/18/2020 €	175,000	174,864
1.610% (SOFR + 0.030%),
08/21/2020 △	100,000	100,000
1.610% (SOFR + 0.030%),
09/08/2020 △	50,000	50,000
1.610% (SOFR + 0.030%),
01/12/2021 △	200,000	200,000
1.610% (SOFR + 0.030%),
01/22/2021 △	200,000	200,000
1.610% (SOFR + 0.030%),
02/19/2021 △	100,000	100,000
1.625% (SOFR + 0.045%),
08/27/2021 △	100,000	100,000
Federal National Mortgage
Association
1.680% (SOFR + 0.100%),
04/30/2020 △	80,000	80,001
1.640% (SOFR + 0.060%),
07/30/2020 △	40,000	40,000
1.655% (SOFR + 0.075%),
10/30/2020 △	67,000	67,000
2.875%, 10/30/2020	50,000	50,405
1.875%, 12/28/2020	96,256	96,454
Total U.S. Government
Agency Debt
(Cost $19,965,417)		19,965,417

U.S. Treasury Debt – 5.7%
U.S. Treasury Bill
1.889%, 03/26/2020 €	100,000	99,871
U.S. Treasury Notes
1.375%, 03/31/2020	175,000	174,924
1.625%, 07/31/2020	25,000	24,999
2.000%, 07/31/2020	50,000	50,078
2.625%, 07/31/2020	150,000	150,612
1.375%, 08/31/2020	100,000	99,865
2.125%, 08/31/2020	150,000	150,352
2.000%, 09/30/2020	150,000	150,316
2.750%, 09/30/2020	325,000	327,075
1.750%, 11/15/2020	50,000	50,047
2.000%, 11/30/2020	140,000	140,373
2.750%, 11/30/2020	205,000	206,725
1.750%, 12/31/2020	200,000	200,282
2.375%, 12/31/2020	30,000	30,190
2.500%, 12/31/2020	240,000	241,751
1.626% (3 Month
U.S. Treasury Money
Market Yield + 0.115%),
01/31/2021 △	565,000	564,779
Government Obligations Fund (cont.)
DESCRIPTION	PAR/SHARES	VALUE >
1.650% (3 Month
U.S. Treasury
Money Market
Yield + 0.139%),
04/30/2021 △	$50,000	$49,968
1.811% (3 Month
U.S. Treasury Money
Market Yield+0.300%),
10/31/2021 △	225,000	225,275
Total U.S. Treasury Debt
(Cost $2,937,482)		2,937,482

Investment
Companies Ω – 1.0%
BlackRock Liquidity
Funds FedFund
Portfolio, Institutional
Class, 1.493%	150,000,000	150,000
Deutsche Government
Money Market Series
Fund, Institutional
Class, 1.550%	125,000,000	125,000
Goldman Sachs
Financial Square
Money Market
Fund, Institutional
Class, 1.462%	125,000,000	125,000
Invesco Government
& Agency Portfolio,
Institutional Class,
1.496%	100,000,000	100,000
Total Investment Companies
(Cost $500,000)		500,000
U.S. Government
Agency Repurchase
Agreements – 7.9%
Bank of America
1.600%, dated
02/28/2020, matures
03/02/2020, repurchase
price $150,020
(collateralized by
various government
agency obligations:
Total market
value $153,000)	150,000	150,000

The accompanying notes are an integral part of the financial statements.

14	FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
BNP Paribas SA
1.600%, dated
02/28/2020, matures
03/02/2020, repurchase
price $100,013
(collateralized by
various government
agency obligations:
Total market
value $102,000)	$100,000	$100,000
Fixed Income Clearing Corp
1.590%, dated 02/28/2020,
matures 03/02/2020,
repurchase price
$1,625,215
(collateralized by
various government
agency obligations:
Total market
value $1,657,504)	1,625,000	1,625,000
Goldman Sachs & Co. LLC
1.590%, dated 02/11/2020,
matures 03/11/2020,
repurchase price
$500,640
(collateralized by
various government
agency obligations:
Total market
value $510,000)	500,000	500,000
HSBC Securities (USA) Inc.
1.600%, dated 02/28/2020,
matures 03/02/2020,
repurchase price
$550,073
(collateralized by
various government
agency obligations:
Total market
value $561,075)	550,000	550,000
ING Financial Markets LLC
1.600%, dated 02/28/2020,
matures 03/02/2020,
repurchase price
$100,013
(collateralized by
various government
agency obligations:
Total market
value $102,000)	100,000	100,000

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Societe Generale SA
1.600%, dated 02/28/2020,
matures 03/02/2020,
repurchase price
$125,017
(collateralized by
various government
agency obligations:
Total market
value $127,500)	$125,000	$125,000
TD Securities (USA) LLC
1.600%, dated 02/28/2020,
matures 03/02/2020,
repurchase price
$900,120
(collateralized by
various government
agency obligations:
Total market
value $918,000)	900,000	900,000
Total U.S. Government Agency
Repurchase Agreements
(Cost $4,050,000)		4,050,000

U.S. Treasury Repurchase
Agreements – 47.3%
Bank of Montreal
1.560%, dated
01/10/2020, matures
04/09/2020, repurchase
price $200,780
(collateralized by U.S.
Treasury obligations:
Total market
value $204,000)	200,000	200,000
1.600%, dated
01/30/2020, matures
04/29/2020, repurchase
price $301,200
(collateralized by U.S.
Treasury obligations:
Total market
value $306,000)	300,000	300,000
Bank of Nova Scotia
1.590%, dated
02/28/2020, matures
03/02/2020, repurchase
price $992,390
(collateralized by U.S.
Treasury obligations:
Total market
value $1,012,104)	992,259	992,259

FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT	15

Schedule of Investments	February 29, 2020 (unaudited),
all dollars are rounded to thousands (000 omitted)

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Barclays Capital Inc.
1.590%, dated
02/28/2020, matures
03/02/2020, repurchase
price $250,033
(collateralized by U.S.
Treasury obligations:
Total market
value $255,000)	$250,000	$250,000
BNP Paribas SA
1.590%, dated
02/28/2020, matures
03/02/2020, repurchase
price $100,013
(collateralized by U.S.
Treasury obligations:
Total market
value $102,000)	100,000	100,000
1.600%, dated
01/02/2020, matures
04/02/2020, repurchase
price $953,842
(collateralized by U.S.
Treasury obligations:
Total market
value $969,000)	950,000	950,000
1.570%, dated
01/06/2020, matures
04/06/2020, repurchase
price $426,687
(collateralized by U.S.
Treasury obligations:
Total market
value $433,500)	425,000	425,000
1.570%, dated
01/08/2020, matures
04/08/2020, repurchase
price $501,984
(collateralized by U.S.
Treasury obligations:
Total market
value $510,000)	500,000	500,000
1.600%, dated
02/07/2020, matures
05/07/2020, repurchase
price $828,300
(collateralized by U.S.
Treasury obligations:
Total market
value $841,500)	825,000	825,000

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.570%, dated
01/13/2020, matures
05/13/2020, repurchase
price $502,638
(collateralized by U.S.
Treasury obligations:
Total market
value $510,000)	$500,000	$500,000
1.580%, dated
01/14/2020, matures
05/14/2020, repurchase
price $175,929
(collateralized by U.S.
Treasury obligations:
Total market
value $178,500)	175,000	175,000
1.580%, dated
01/14/2020, matures
05/14/2020, repurchase
price $351,859
(collateralized by U.S.
Treasury obligations:
Total market
value $357,000)	350,000	350,000
Canadian Imperial Bank
of Commerce
1.560%, dated
01/21/2020, matures
03/17/2020, repurchase
price $350,849
(collateralized by U.S.
Treasury obligations:
Total market
value $357,634)	350,000	350,000
1.580%, dated
02/25/2020, matures
03/18/2020, repurchase
price $100,097
(collateralized by U.S.
Treasury obligations:
Total market
value $102,027)	100,000	100,000
1.590%, dated
01/30/2020, matures
03/19/2020, repurchase
price $501,082
(collateralized by U.S.
Treasury obligations:
Total market
value $510,721)	500,000	500,000

The accompanying notes are an integral part of the financial statements.

16	FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.590%, dated
02/24/2020, matures
04/03/2020, repurchase
price $350,603
(collateralized by U.S.
Treasury obligations:
Total market
value $357,110)	$350,000	$350,000
1.590%, dated
02/06/2020, matures
04/03/2020, repurchase
price $401,007
(collateralized by U.S.
Treasury obligations:
Total market
value $408,451)	400,000	400,000
1.570%, dated
01/22/2020, matures
04/08/2020, repurchase
price $225,756
(collateralized by U.S.
Treasury obligations:
Total market
value $229,900)	225,000	225,000
1.600%, dated
02/03/2020, matures
05/04/2020, repurchase
price $200,809
(collateralized by U.S.
Treasury obligations:
Total market
value $204,254)	200,000	200,000
1.600%, dated
02/07/2020, matures
05/06/2020, repurchase
price $451,780
(collateralized by U.S.
Treasury obligations:
Total market
value $459,490)	450,000	450,000
Credit Agricole Corporate
& Investment Bank
1.570%, dated
02/24/2020, matures
03/02/2020, repurchase
price $450,137
(collateralized by U.S.
Treasury obligations:
Total market
value $459,000)	450,000	450,000

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.580%, dated
02/28/2020, matures
03/02/2020, repurchase
price $927,315
(collateralized by U.S.
Treasury obligations:
Total market
value $945,736)	$927,192	$927,192
1.580%, dated
02/27/2020, matures
03/05/2020, repurchase
price $300,092
(collateralized by U.S.
Treasury obligations:
Total market
value $306,000)	300,000	300,000
1.600%, dated
12/10/2020, matures
03/10/2020, repurchase
price $527,123
(collateralized by U.S.
Treasury obligations:
Total market
value $535,500)	525,000	525,000
1.580%, dated
02/25/2020, matures
03/25/2020, repurchase
price 350,445
(collateralized by U.S.
Treasury obligations:
Total market
value $357,000)	350,000	350,000
Fixed Income Clearing Corp
1.590%, dated
02/28/2020, matures
03/02/2020, repurchase
price $2,225,295
(collateralized by U.S.
Treasury obligations:
Total market
value $2,269,500)	2,225,000	2,225,000
1.610%, dated
02/28/2020, matures
03/02/2020, repurchase
price $700,094
(collateralized by U.S.
Treasury obligations:
Total market
value $715,184)	700,000	700,000

FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT	17

Schedule of Investments	February 29, 2020 (unaudited),
all dollars are rounded to thousands (000 omitted)

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.610%, dated
02/28/2020, matures
03/02/2020, repurchase
price $1,600,215
(collateralized by U.S.
Treasury obligations:
Total market
value $1,637,328)	$1,600,000	$1,600,000
HSBC Securities (USA) Inc.
1.590%, dated
02/28/2020, matures
03/02/2020, repurchase
price $325,043
(collateralized by U.S.
Treasury obligations:
Total market
value $331,544)	325,000	325,000
1.580%, dated
02/25/2020, matures
03/03/2020, repurchase
price $700,215
(collateralized by U.S.
Treasury obligations:
Total market
value $714,188)	700,000	700,000
ING Financial Markets LLC
1.600%, dated
02/28/2020, matures
03/02/2020, repurchase
price $100,018
(collateralized by U.S.
Treasury obligations:
Total market
value $102,128)	100,005	100,005
1.580%, dated
02/25/2020, matures
03/03/2020, repurchase
price $350,108
(collateralized by U.S.
Treasury obligations:
Total market
value $357,000)	350,000	350,000
1.580%, dated
02/26/2020, matures
03/04/2020, repurchase
price $150,046
(collateralized by U.S.
Treasury obligations:
Total market
value $153,000)	150,000	150,000

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.580%, dated
02/27/2020, matures
03/05/2020, repurchase
price $200,061
(collateralized by U.S.
Treasury obligations:
Total market
value $204,000)	$200,000	$200,000
1.600%, dated
02/07/2020, matures
03/12/2020, repurchase
price $225,340
(collateralized by U.S.
Treasury obligations:
Total market
value $229,500) 8	225,000	225,000
JP Morgan Securities, LLC
1.590%, dated
02/28/2020, matures
03/02/2020, repurchase
price $150,020
(collateralized by U.S.
Treasury obligations:
Total market
value $153,020)	150,000	150,000
1.590% (SOFR + 0.010%),
dated 02/28/2020,
matures 03/29/2020,
repurchase price $325,431
(collateralized by U.S.
Treasury obligations:
Total market
value $331,912) ∞	325,000	325,000
1.590% (SOFR + 0.010%),
dated 02/28/2020,
matures 03/29/2020,
repurchase price $300,398
(collateralized by U.S.
Treasury obligations:
Total market
value $306,381) r ∞	300,000	300,000
Mizuho Securities USA LLC
1.590%, dated
02/28/2020, matures
03/02/2020, repurchase
price $600,080
(collateralized by U.S.
Treasury obligations:
Total market
value $612,000)	600,000	600,000

The accompanying notes are an integral part of the financial statements.

18	FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
MUFG Securities Canada Ltd.
1.590%, dated
02/28/2020, matures
03/02/2020, repurchase
price $500,066
(collateralized by U.S.
Treasury obligations:
Total market
value $510,068)	$500,000	$500,000
1.580%, dated
02/27/2020, matures
03/05/2020, repurchase
price $300,092
(collateralized by U.S.
Treasury obligations:
Total market
value $306,054)	300,000	300,000
RBC Dominion Securities Inc.
1.590%, dated
02/28/2020, matures
03/02/2020, repurchase
price $900,119
(collateralized by U.S.
Treasury obligations:
Total market
value $918,000)	900,000	900,000
1.590%, dated
02/04/2020, matures
04/03/2020, repurchase
price $350,912
(collateralized by U.S.
Treasury obligations:
Total market
value $357,000)	350,000	350,000
1.600%, dated
12/12/2019, matures
03/10/2020, repurchase
price $351,384
(collateralized by U.S.
Treasury obligations:
Total market
value $357,000)	350,000	350,000
1.600%, dated
02/07/2020, matures
04/08/2020, repurchase
price $451,220
(collateralized by U.S.
Treasury obligations:
Total market
value $459,000)	450,000	450,000

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.590%, dated
02/20/2020, matures
04/20/2020, repurchase
price $300,795
(collateralized by U.S.
Treasury obligations:
Total market
value $306,000)	$300,000	$300,000
1.550%, dated
02/26/2020, matures
05/26/2020, repurchase
price $351,356
(collateralized by U.S.
Treasury obligations:
Total market
value $357,000)	350,000	350,000
Societe Generale SA
1.590%, dated
02/28/2020, matures
03/02/2020, repurchase
price $200,027
(collateralized by U.S.
Treasury obligations:
Total market
value $204,000)	200,000	200,000
1.600% (OBFR + 0.020%),
dated 02/28/2020,
matures 03/06/2020,
repurchase price
$1,125,350
(collateralized by U.S.
Treasury obligations:
Total market
value $1,147,500) 3	1,125,000	1,125,000
Societe Generale/NY
1.600%, dated
01/31/2020, matures
03/03/2020, repurchase
price $400,569
(collateralized by U.S.
Treasury obligations:
Total market
value $408,000)	400,000	400,000
1.600%, dated
02/06/2020, matures
03/06/2020, repurchase
price $350,451
(collateralized by U.S.
Treasury obligations:
Total market
value $357,000)	350,000	350,000

FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT	19

Schedule of Investments	February 29, 2020 (unaudited),
all dollars are rounded to thousands (000 omitted)

Government Obligations Fund (concl.)

VALUE >
Total U.S. Treasury
Repurchase Agreements
(Cost $24,219,456)	24,219,456
Total Investments – 100.9%
(Cost $51,672,355)	51,672,355
Other Assets and
Liabilities, Net – (0.9)%	(460,269)
Total Net Assets – 100.0%	$51,212,086

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

∆	Variable Rate Security – The rate shown is the rate in effect as of February 29, 2020.

€	Rate shown is the annualized yield as of February 29, 2020.

★	Security purchased on a when-issued basis. On February 29, 2020, the total cost of investments purchased on a when-issued basis was $261,000 or 0.5% of total net assets.

Ω	The rate shown is the annualized seven-day yield as of February 29, 2020.

∞	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of February 29, 2020, the value of these investments was $850,000 or 1.7% of total net assets. See note 2 in Notes to Financial Statements.

Investment Abbreviations:

FCPR DLY – Federal Reserve Bank Prime Loan Rate

LIBOR – London Interbank Offered Rate

OBFR – Overnight Bank Funding Rate

SOFR – Secured Overnight Financing Rate

USD – U.S. Dollar

The accompanying notes are an integral part of the financial statements.

20	FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT

Institutional Prime
Obligations Fund
DESCRIPTION	PAR	VALUE >
Certificates of Deposit – 29.0%
Bancodel Estado de Chile/NY
1.958% (1 Month
LIBOR USD + 0.300%),
04/16/2020 △	$8,000	$8,003
1.911% (1 Month
LIBOR USD + 0.240%),
07/10/2020 △	5,000	5,004
1.720% (SOFR + 0.140%),
08/26/2020 △	4,000	3,999
Bank of Montreal/Chicago
1.815% (1 Month
LIBOR USD + 0.160%),
03/02/2020 △	5,000	5,000
1.825% (1 Month
LIBOR USD + 0.170%),
04/03/2020 △	5,000	5,001
1.710% (1 Month
LIBOR USD + 0.060%),
08/14/2020 △	2,000	2,000
1.987% (3 Month
LIBOR USD + 0.100%),
12/07/2020 △	10,000	10,006
1.824% (3 Month
LIBOR USD + 0.050%),
01/28/2021 △	7,000	7,000
1.801% (3 Month
LIBOR USD + 0.050%),
02/04/2021 △	4,000	4,000
Bank of Nova Scotia/Houston
1.859% (1 Month
LIBOR USD + 0.230%),
04/24/2020 △	6,000	6,002
1.865% (1 Month
LIBOR USD + 0.210%),
08/03/2020 △	5,000	5,003
1.833% (1 Month
LIBOR USD + 0.180%),
10/13/2020 △	5,000	5,003
1.910% (3 Month
LIBOR USD + 0.140%),
10/30/2020 △	1,500	1,501
Banque Nationale de
Paris/Chicago
1.931% (1 Month
LIBOR USD + 0.260%),
04/08/2020 △	5,000	5,001
Canadian Imperial Bank
1.699% (1 Month
LIBOR USD + 0.070%),
08/20/2020 △	10,000	10,003
Institutional Prime
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Cooperatieve Rabobank UA/NY
1.892% (1 Month
LIBOR USD + 0.230%),
05/04/2020 △	$5,000	$5,002
1.855% (1 Month
LIBOR USD + 0.200%),
08/03/2020 △	5,000	5,003
1.784% (3 Month
LIBOR USD + 0.080%),
08/14/2020 △	5,000	5,002
Credit Suisse/NY
2.105% (3 Month
LIBOR USD + 0.170%),
09/15/2020 △	10,000	10,009
1.760%(SOFR + 0.180%),
11/18/2020 △	5,000	4,999
HSBC Bank USA NA
2.002% (1 Month
LIBOR USD + 0.340%),
11/04/2020 △	5,000	5,008
1.875% (3 Month
LIBOR USD + 0.180%),
11/20/2020 △	5,000	5,005
Lloyds Bank Corp Markets/NY
1.972% (1 Month
LIBOR USD + 0.310%),
04/03/2020 △	7,000	7,002
Mitsubishi UFJ Trust &
Banking Corp/NY
1.928% (1 Month
LIBOR USD + 0.260%),
05/05/2020 △	5,000	5,002
1.718% (3 Month
LIBOR USD + 0.080%),
05/27/2020 △	2,000	2,001
Mizuho Bank Ltd
1.863% (1 Month
LIBOR USD + 0.260%),
04/30/2020 △	5,000	5,002
1.880% (1 Month
LIBOR USD + 0.210%),
08/07/2020 △	2,000	2,002
1.778% (1 Month
LIBOR USD + 0.110%),
09/08/2020 △	5,000	5,002
National Australia Bank Ltd/NY
1.857% (3 Month
LIBOR USD + 0.120%),
11/06/2020 △	3,000	3,002

FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT	21

Schedule of Investments	February 29, 2020 (unaudited), all dollars are rounded to thousands (000 omitted)

Institutional Prime
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Nordea Bank ABP/NY
1.849% (1 Month
LIBOR USD + 0.220%),
03/24/2020 △	$10,000	$10,002
1.940% (1 Month
LIBOR USD + 0.270%),
07/07/2020 △	3,000	3,003
1.881% (1 Month
LIBOR USD + 0.210%),
08/10/2020 △	5,000	5,004
1.780%, 01/15/2021	5,000	5,018
Royal Bank of Canada/NY
1.860% (U.S. Federal
Funds Effective
Rate + 0.280%),
04/24/2020 △	5,000	5,002
1.789% (1 Month
LIBOR USD + 0.160%),
05/22/2020 △	5,000	5,002
Skandinavinska
Enskilda Bank/NY
1.853% (1 Month
LIBOR USD + 0.200%),
03/13/2020 △	5,000	5,001
1.781% (3 Month
LIBOR USD + 0.050%),
05/11/2020 △	5,000	5,001
1.836% (1 Month
LIBOR USD + 0.170%),
08/06/2020 △	4,000	4,002
1.780%, 09/15/2020	5,000	5,014
Sumitomo Mitsui Bank Corp/NY
1.789% (1 Month
LIBOR USD + 0.150%),
08/21/2020 △	7,000	7,003
1.772% (1 Month
LIBOR USD + 0.110%),
09/04/2020 △	5,000	5,001
Sumitomo Mitsui Trust/NY
1.735% (1 Month
LIBOR USD + 0.080%),
06/03/2020 △	10,000	10,001
1.705% (1 Month
LIBOR USD + 0.050%),
06/15/2020 △	10,000	10,001
1.697% (1 Month
LIBOR USD + 0.050%),
06/19/2020 △	5,000	5,000
Svenska Handelsbanken/NY
1.823% (1 Month
LIBOR USD + 0.210%),
03/27/2020 △	10,000	10,002
Institutional Prime
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.858% (1 Month
LIBOR USD + 0.190%),
05/05/2020 △	$5,000	$5,002
1.818% (1 Month
LIBOR USD + 0.160%),
05/18/2020 △	5,000	5,001
2.003% (3 Month
LIBOR USD + 0.160%),
10/16/2020 △	2,000	2,002
1.693% (1 Month
LIBOR USD + 0.080%),
11/30/2020 △	5,000	5,001
Toronto Dominion Bank/NY
1.842% (1 Month
LIBOR USD + 0.180%),
06/03/2020 △	5,000	5,000
1.930% (U.S. Federal
Funds Effective
Rate + 0.350%),
08/07/2020 △	5,000	5,006
2.009% (3 Month
LIBOR USD + 0.100%),
01/04/2021 △	5,000	5,003
Wells Fargo Bank NA
1.851% (1 Month
LIBOR USD + 0.180%),
04/08/2020 △	8,000	8,001
1.838% (1 Month
LIBOR USD + 0.170%),
06/05/2020 △	3,000	3,001
2.016% (1 Month
LIBOR USD + 0.350%),
11/06/2020 △	6,000	6,010
2.050% (3 Month
LIBOR USD + 0.150%),
01/15/2021 △	10,000	10,005
2.020% (3 Month
LIBOR USD + 0.120%),
02/05/2021 △	5,000	5,000
Westpac Banking Corp/NY
1.869% (1 Month
LIBOR USD + 0.230%),
09/21/2020 △	10,000	10,009
2.037% (3 Month
LIBOR USD + 0.150%),
12/14/2020 △	10,000	10,010
Total Certificates of Deposit
(Cost $334,500)		334,675

The accompanying notes are an integral part of the financial statements.

22	FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT

Institutional Prime
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Asset Backed
Commercial Paper – 20.2%
Alpine Securitization LLC
1.905% (1 Month
LIBOR USD + 0.250%),
04/01/2020 △ ■	$6,000	$6,001
1.920%, 05/20/2020 ■	6,000	6,005
1.680%, 08/10/2020 ■	1,000	1,001
CAFCO LLC
1.876%, 03/05/2020 ■ €	5,000	4,999
1.622%, 03/10/2020 ■ €	10,000	9,995
Chariot Funding LLC
1.673%, 07/13/2020 ■ €	10,000	9,942
Fairway Finance Corp
1.876%, 05/04/2020 ■ €	2,600	2,592
1.663%, 07/27/2020 ■ €	10,000	9,934
Kells Funding LLC
2.078%, 03/23/2020 ■ €	8,000	7,992
1.703%, 05/26/2020 €	5,000	4,981
1.673%, 06/05/2020 €	10,000	9,958
1.673%, 06/08/2020 ■ €	10,000	9,957
1.612%, 07/27/2020 €	14,000	13,914
Liberty Street Funding LLC
1.795%, 04/30/2020 ■ €	2,500	2,493
Longship Funding LLC
1.602%, 03/02/2020 ■ €	7,000	6,999
1.612%, 03/05/2020 ■ €	20,000	19,995
1.673%, 03/19/2020 ■ €	10,000	9,991
Manhattan Asset Funding Co
1.602%, 03/04/2020 ■ €	25,000	24,994
1.622%, 03/20/2020 ■ €	10,000	9,991
Nieuw Amsterdam Receivables
1.623%, 03/04/2020 ■ €	6,250	6,249
1.592%, 03/06/2020 ■ €	10,000	9,997
Old Line Funding LLC
1.876% (3 Month
LIBOR USD + 0.070%),
04/23/2020 △ ■	11,000	11,000
1.754%, 08/03/2020 ■ €	10,000	9,933
1.740% (U.S. Federal
Funds Effective
Rate + 0.160%),
08/04/2020 △ ■	5,000	5,001
1.769% (1 Month
LIBOR USD + 0.140%),
10/22/2020 △ ■	5,000	5,000
Starbird Funding Corp
1.868% (1 Month
LIBOR USD + 0.210%),
03/18/2020 △ ■	4,000	4,001
Institutional Prime
Obligations Fund – (cont.)
DESCRIPTION	PAR	VALUE >
Thunder Bay Funding LLC
1.795%,07/06/2020 ■ €	$5,000	$4,974
1.815%, 07/20/2020 ■ €	5,000	4,969
Total Asset Backed
Commercial Paper
(Cost $232,824)		232,858

Financial Company
Commercial Paper – 16.0%
ASB Finance Ltd/London
1.871% (1 Month
LIBOR USD + 0.200%),
05/08/2020 △ ■	5,000	5,002
Banco del Estado de Chile/NY
1.937%, 06/30/2020 ■ €	5,000	4,975
1.754%, 07/28/2020 ■ €	5,000	4,970
1.693%, 08/10/2020 ■ €	5,000	4,968
Bank of Nova Scotia
1.940% (3 Month
LIBOR USD + 0.090%),
02/16/2021 △ ■	7,000	7,000
Canadian Imperial Bank of Commerce
2.007% (3 Month
LIBOR USD + 0.120%),
12/04/2020 △ ■	10,000	10,007
Commonwealth Bank of Australia
1.809% (1 Month
LIBOR USD + 0.180%),
04/24/2020 △ ■	5,000	5,001
1.924% (3 Month
LIBOR USD + 0.050%),
10/08/2020 △ ■	5,000	5,001
1.824% (3 Month
LIBOR USD + 0.050%),
01/22/2021 △ ■	5,000	5,001
ING (US) Funding LLC
1.906%, 04/17/2020 ■ €	4,000	3,992
1.976% (1 Month
LIBOR USD + 0.310%),
07/06/2020 △ ■	10,000	10,010
JP Morgan Securities, LLC
1.807% (1 Month L
IBOR USD + 0.160%),
10/20/2020 △	10,000	10,004
Lloyds Bank PLC
1.977%, 04/20/2020 €	3,000	2,993
Macquarie Bank Ltd
1.926%, 03/03/2020 ■ €	5,000	4,999
1.906%, 03/09/2020 ■ €	3,000	2,999

FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT	23

Schedule of Investments	February 29, 2020 (unaudited), all dollars are rounded to thousands (000 omitted)

Institutional Prime
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.862% (3 Month
LIBOR USD + 0.120%),
05/07/2020 △ ■	$2,000	$2,001
MUFG Bank Ltd/NY
1.906%, 04/01/2020 €	5,000	4,993
National Australia Bank Ltd
1.825% (1 Month
LIBOR USD + 0.170%),
04/02/2020 △ ■	7,000	7,001
1.841% (1 Month
LIBOR USD + 0.170%),
05/08/2020 △ ■	5,000	5,000
1.907% (1 Month
LIBOR USD + 0.260%),
06/19/2020 △ ■	7,000	7,005
Nederlandse Waterschaps
2.044%, 03/02/2020 ■ €	17,500	17,498
1.612%, 05/27/2020 ■ €	10,000	9,960
OntarioTeachers’FinanceTrust
1.957%, 03/27/2020 ■ €	2,000	1,998
1.947%, 04/17/2020 ■ €	9,000	8,981
Sumitomo Mitsui Trust/NY
1.937%, 04/13/2020 ■ €	5,000	4,990
1.957%, 04/17/2020 ■ €	3,000	2,994
Suncorp Metway Ltd
1.947%, 04/27/2020 ■ €	8,000	7,978
1.926%, 05/11/2020 ■ €	2,200	2,192
Svenska Handelsbanken AB
1.916%, 04/20/2020 ■ €	5,000	4,989
Toronto Dominion Bank
1.739% (1 Month
LIBOR USD + 0.100%),
11/17/2020 △ ■	10,000	10,003
Total Financial Company
Commercial Paper
(Cost $184,436)		184,505

Non-Negotiable
Time Deposits – 6.5%
Credit Agricole Corporate &
Investment Bank,
Toronto Branch
1.570%, 03/02/2020	50,000	50,000
DnB Bank ASA,
Cayman Islands
Branch 1.550%,
03/02/2020	25,000	25,000
Total Non-Negotiable
Time Deposits
(Cost $75,000)		75,000
Institutional Prime
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Non-Financial Company
Commercial Paper – 5.2%
Exxon Mobil Corp
1.602%, 06/29/2020 €	$2,025	$2,015
Novartis Finance Corp
1.572%, 05/18/2020 ■ €	10,000	9,967
Total Capital Canada Ltd
1.602%, 03/02/2020 ■ €	10,000	9,999
Toyota FinanceAustralia Ltd
1.875% (3 Month
LIBOR USD + 0.080%),
10/23/2020 △	10,000	10,003
Toyota Motor Credit Corp
1.855% (1 Month
LIBOR USD + 0.200%),
03/02/2020 △	7,000	7,000
1.838% (1 Month
LIBOR USD + 0.180%),
04/09/2020 △	5,000	5,001
1.935% (1 Month
LIBOR USD + 0.280%),
06/26/2020 △	5,000	5,004
1.779% (3 Month
LIBOR USD + 0.100%),
08/21/2020 △	7,000	7,003
Toyota Motor Finance
Netherlands BV
1.880% (1 Month
LIBOR USD + 0.230%),
05/07/2020 △	4,000	4,002
Total Non-Financial Company
Commercial Paper
(Cost $59,980)		59,994

Variable Rate Demand
Notes # – 1.1%
Broward County, Florida,
Embraer Aircraft Holding Inc
Project, Series 2007B
(LOC: Citibank)
1.590%, 03/06/2020	5,500	5,500
Massachusetts Development
Finance Agency, Babson
College Issue, Series 2008B
(LOC: Bank of America)
1.600%, 03/06/2020	7,360	7,360
Total Variable Rate
Demand Notes
(Cost $12,860)		12,860

The accompanying notes are an integral part of the financial statements.

24	FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT

Institutional Prime
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Other Instruments – 0.8%
Bank of America NA
1.845% (1 Month
LIBOR USD + 0.180%),
05/11/2020 △	$5,000	$5,001
Chevron Corp
2.116% (3 Month
LIBOR USD + 0.210%),
03/03/2020 △	3,675	3,675
Commonwealth Bank of Australia
2.340% (3 Month
LIBOR USD + 0.450%),
03/10/2020 △ ■	205	205
Exxon Mobil Corp
1.912%, 03/06/2020	1,000	1,000
Total Other Instruments
(Cost $9,880)		9,881

Other Repurchase
Agreements – 21.1%
BNP Paribas SA
1.770% (OBFR + 0.190%),
dated 02/28/2020,
matures 03/02/2020,
repurchase price $25,004
(collateralized by various
securities: Total market
value $26,250) △	25,000	25,000
1.950% (OBFR + 0.370%),
dated 02/28/2020,
matures 05/28/2020,
repurchase price $15,073
(collateralized by various
securities: Total market
value $15,750) △ ¥	15,000	15,000
BofA Securities Inc.
1.960% (OBFR + 0.380%),
dated 02/28/2020,
matures 04/03/2020,
repurchase price $10,019
(collateralized by various
securities: Total market
value $10,500) △ ¥	10,000	10,000
Credit Suisse Securities (USA) LLC
1.730% (OBFR + 0.150%),
dated 02/25/2020,
matures 03/03/2020,
repurchase price$26,009
(collateralized by various
securities: Total market
value $27,308) △	26,000	26,000
Institutional Prime
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
HSBC Securities (USA) Inc.
1.680% (OBFR + 0.100%),
dated 02/28/2020,
matures 03/02/2020,
repurchase price $16,002
(collateralized by various
securities: Total market
value $16,802) △	$16,000	$16,000
1.780% (OBFR + 0.200%),
dated 02/28/2020,
matures 03/02/2020,
repurchase price $7,001
(collateralized by various
securities: Total market
value $7,351) △	7,000	7,000
ING Financial Markets LLC
1.680% (OBFR + 0.100%),
dated 02/28/2020,
matures 03/02/2020,
repurchase price $16,002
(collateralized by various
securities: Total market
value $16,800) △	16,000	16,000
1.730% (OBFR + 0.150%),
dated 02/28/2020,
matures 03/02/2020,
repurchase price $26,004
(collateralized by various
securities: Total market
value $27,300) △	26,000	26,000
JP Morgan Securities, LLC
1.785% (1 Month LIBOR
USD + 0.270%), dated
02/28/2020, matures
04/03/2020, repurchase
price $15,026
(collateralized by
various securities:
Total market
value $15,773) △¥	15,000	15,000
MUFG Securities Americas Inc.
1.710% (OBFR + 0.130%),
dated 02/28/2020,
matures 03/02/2020,
repurchase price$29,004
(collateralized by various
securities: Total market
value $30,450) △	29,000	29,000

FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT	25

Schedule of Investments	February 29, 2020 (unaudited), all dollars are rounded to thousands (000 omitted)

Institutional Prime
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Societe Generale SA
1.780% (OBFR + 0.200%),
dated 02/28/2020,
matures 03/02/2020,
repurchase price $59,009
(collateralized by various
securities: Total market
value $61,950) △	$59,000	$59,000
Total Other Repurchase
Agreements
(Cost $244,000)		244,000

U.S. Treasury Repurchase
Agreements – 0.2%
Bank of Nova Scotia
1.590%, dated
02/28/2020, matures
03/02/2020, repurchase
price $1,041
(collateralized by U.S.
Treasury obligations:
Total market
value $1,061)	1,041	1,041
Credit Agricole Corporate
& Investment Bank
1.580%, dated
02/28/2020, matures
03/02/2020, repurchase
price $973
(collateralized by U.S.
Treasury obligations:
Total market
value $992)	972	972
Total U.S. Treasury
Repurchase Agreements
(Cost $2,013)		2,013
Total Investments – 100.1%
(Cost $1,155,493)		1,155,786
Other Assets and
Liabilities, Net - (0.1)%		(879)
Total Net Assets – 100.0%		$1,154,907

Institutional Prime

Obligations Fund (concl.)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
△	Variable Rate Security – The rate shown is the rate in effect as of February 29, 2020.
■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of February 29, 2020, the value of these investments was $390,691 or 33.8% of total net assets.
€	Rate shown is the annualized yield as of February 29, 2020.
#	Adjustable Rate Security – The rate is determined by the Remarketing Agent and resets periodically (daily, weekly, monthly, etc.).
¥	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of February 29, 2020, the value of these investments was $40,000 or 3.5% of total net assets. See note 2 in Notes to Financial Statements.

Investment Abbreviations:
LOC – Letter of Credit
LIBOR – London Interbank Offered Rate
OBFR – Overnight Bank Funding Rate
SOFR – Secured Overnight Financing Rate
USD – U.S. Dollar

The accompanying notes are an integral part of the financial statements.

26	FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT

Retail Prime Obligations Fund
DESCRIPTION	PAR	VALUE >
Certificates of Deposit – 33.0%
Banco del Estado de Chile/NY
1.908% (1 Month
LIBOR USD + 0.240%),
03/05/2020 △	$10,000	$10,000
1.958% (1 Month
LIBOR USD + 0.300%),
04/16/2020 △	12,000	12,000
1.911% (1 Month
LIBOR USD + 0.240%),
07/10/2020△	10,000	10,000
1.908% (1 Month
LIBOR USD + 0.250%),
10/16/2020 △	5,000	5,000
Bank of Montreal/Chicago
1.815% (1 Month
LIBOR USD + 0.160%),
03/02/2020 △	15,000	15,000
1.825% (1 Month
LIBOR USD + 0.170%),
04/03/2020 △	10,000	10,000
1.710% (1 Month
LIBOR USD + 0.060%),
08/14/2020 △	5,000	5,000
1.950% (U.S. Federal
Funds Effective Rate +
0.370%), 09/08/2020 △	10,000	10,000
1.824% (3 Month
LIBOR USD + 0.050%),
01/28/2021 △	8,000	8,000
1.801% (3 Month
LIBOR USD + 0.050%),
02/04/2021 △	16,000	16,000
Bank of Nova Scotia/Houston
1.859% (1 Month
LIBOR USD + 0.230%),
04/24/2020 △	6,000	6,000
1.929% (3 Month
LIBOR USD + 0.110%),
07/20/2020 △	15,000	15,000
1.833% (1 Month
LIBOR USD + 0.180%),
10/13/2020 △	10,000	10,000
1.837% (3 Month
LIBOR USD + 0.130%),
11/13/2020 △	10,000	10,000
Banque Nationale de Paris/Chicago
1.931% (1 Month
LIBOR USD + 0.260%),
04/08/2020 △	10,000	10,000
Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Canadian Imperial Bank
1.699% (1 Month
LIBOR USD + 0.070%),
08/20/2020 △	$20,000	$20,000
Cooperatieve Rabobank UA/NY
1.892% (1 Month
LIBOR USD + 0.230%),
05/04/2020 △	20,000	20,000
1.784% (3 Month
LIBOR USD + 0.080%),
08/14/2020 △	25,000	25,000
Credit Suisse/NY
1.760% (SOFR + 0.180%),
11/18/2020 △	15,000	15,000
HSBC Bank USA NA
1.888% (1 Month
LIBOR USD + 0.220%),
03/05/2020 △	15,000	15,000
2.002% (1 Month
LIBOR USD + 0.340%),
11/04/2020 △	15,000	15,000
1.875% (3 Month
LIBOR USD + 0.180%),
11/20/2020 △	10,000	10,000
Mitsubishi UFJ Trust &
Banking Corp/NY
1.928% (1 Month
LIBOR USD + 0.260%),
05/05/2020 △	5,000	5,000
1.736% (1 Month
LIBOR USD + 0.120%),
05/26/2020 △	5,000	5,000
1.718% (3 Month
LIBOR USD + 0.080%),
05/27/2020 △	6,000	6,000
Mizuho Bank Ltd/NY
2.161% (3 Month
LIBOR USD + 0.330%),
04/15/2020 △	5,000	5,002
1.863% (1 Month
LIBOR USD + 0.260%),
04/30/2020 △	15,000	15,000
1.880% (1 Month
LIBOR USD + 0.210%),
08/07/2020 △	20,000	20,000
1.778% (1 Month
LIBOR USD + 0.110%),
09/08/2020 △	10,000	10,000
National Australia Bank Ltd/NY
1.857% (3 Month
LIBOR USD + 0.120%),
11/06/2020 △	10,000	10,000

FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT	27

Schedule of Investments	February 29, 2020 (unaudited), all dollars are rounded to thousands (000 omitted)

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Nordea Bank ABP/NY
1.849% (1 Month
LIBOR USD + 0.220%),
03/24/2020 △	$15,000	$15,000
1.940% (1 Month
LIBOR USD + 0.270%),
07/07/2020 △	6,000	6,000
1.881% (1 Month
LIBOR USD + 0.210%),
08/10/2020 △	9,000	9,000
1.780%, 01/15/2021	10,000	10,000
Royal Bank of Canada/NY
1.860% (U.S. Federal
Funds Effective Rate +
0.280%), 04/24/2020 △	10,000	10,000
1.789% (1 Month
LIBOR USD + 0.160%),
05/22/2020 △	10,000	10,000
1.871% (1 Month
LIBOR USD + 0.200%),
07/10/2020 △	5,000	5,000
Skandinavinska Enskilda Bank/NY
1.781% (3 Month
LIBOR USD + 0.050%),
05/11/2020 △	10,000	10,000
1.836% (1 Month
LIBOR USD + 0.170%),
08/06/2020 △	16,000	16,001
1.780%, 09/15/2020	15,000	15,000
Sumitomo Mitsui Bank Corp/NY
1.925% (1 Month
LIBOR USD + 0.270%),
05/01/2020 △	15,000	15,000
1.916% (1 Month
LIBOR USD + 0.250%),
05/06/2020 △	10,000	10,000
2.030% (3 Month
LIBOR USD + 0.070%),
06/30/2020 △	20,000	20,000
1.789% (1 Month
LIBOR USD + 0.150%),
08/21/2020 △	10,000	10,000
1.772% (1 Month
LIBOR USD + 0.110%),
09/04/2020 △	10,000	10,000
Sumitomo Mitsui Trust/NY
1.765% (3 Month
LIBOR USD + 0.070%),
05/20/2020 △	11,000	11,000
1.735% (1 Month
LIBOR USD + 0.080%),
06/03/2020 △	10,000	10,000
Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.735% (1 Month
LIBOR USD + 0.050%),
06/15/2020 △	$20,000	$20,000
1.697% (1 Month
LIBOR USD + 0.050%),
06/19/2020 △	10,000	10,000
Svenska Handelsbanken/NY
1.823% (1 Month
LIBOR USD + 0.210%),
03/27/2020 △	20,000	20,000
1.818% (1 Month
LIBOR USD + 0.160%),
05/18/2020 △	20,000	20,000
2.003% (3 Month
LIBOR USD + 0.160%),
10/16/2020 △	5,000	5,000
1.844% (3 Month
LIBOR USD + 0.110%),
11/09/2020 △	20,000	20,000
Toronto Dominion Bank/NY
2.000%, 03/17/2020	25,000	25,000
1.842% (1 Month
LIBOR USD + 0.180%),
06/03/2020 △	20,000	20,000
1.910% (U.S. Federal
Funds Effective
Rate + 0.330%),
08/17/2020 △	5,000	5,000
2.009% (3 Month
LIBOR USD + 0.100%),
01/04/2021 △	10,000	10,000
Wells Fargo Bank NA
1.851% (1 Month
LIBOR USD + 0.180%),
04/08/2020 △	7,000	7,000
1.838% (1 Month
LIBOR USD + 0.170%),
06/05/2020 △	6,000	6,000
1.851% (1 Month
LIBOR USD + 0.180%),
06/08/2020 △	12,000	12,000
2.016% (1 Month
LIBOR USD + 0.350%),
11/06/2020 △	6,000	6,000
2.050% (3 Month
LIBOR USD + 0.150%),
01/15/2021 △	20,000	20,000
2.020% (3 Month
LIBOR USD + 0.120%),
02/05/2021 △	20,000	20,000
Westpac Banking Corp/NY
1.869% (1 Month
LIBOR USD + 0.230%),
09/21/2020 △	25,000	25,000
The accompanying notes are an integral part of the financial statements.

28	FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.037% (3 Month
LIBOR USD + 0.150%),
12/14/2020 △	$20,000	$20,000
Total Certificates of Deposit
(Cost $811,003)		811,003

Financial Company
Commercial Paper – 13.6%
ANZ New Zealand International Ltd
1.899% (3 Month
LIBOR USD + 0.080%),
01/15/2021 △ ■	10,000	10,000
Australia and New Zealand
Banking Group
1.748% (3 Month
LIBOR USD + 0.110%),
11/27/2020 △ ■	18,000	18,000
Banco del Estado de Chile/NY
1.937%, 06/30/2020 ■ €	20,000	19,872
1.754%, 07/28/2020 ■ €	10,000	9,928
1.693%, 08/10/2020 ■ €	5,000	4,962
Bank of Nova Scotia
1.773% (1 Month
LIBOR USD + 0.160%),
05/27/2020 △ ■	10,000	10,000
1.940% (3 Month
LIBOR USD + 0.090%),
02/16/2021 △ ■	20,000	20,000
Commonwealth Bank of Australia
1.809% (1 Month
LIBOR USD + 0.180%),
04/24/2020 △ ■	10,000	10,000
1.924% (3 Month
LIBOR USD + 0.050%),
10/08/2020 △ ■	15,000	15,000
HSBC USA Inc
1.790% (1 Month
LIBOR USD + 0.130%),
08/03/2020 △ ■	10,000	10,001
1.815% (1 Month
LIBOR USD + 0.160%),
11/03/2020 △ ■	10,000	10,000
ING (US) Funding LLC
1.906%, 04/17/2020 ■ €	6,000	5,985
1.976% (1 Month
LIBOR USD + 0.310%),
07/06/2020 △ ■	20,000	20,000
JP Morgan Securities,
2.028% (1 Month
LIBOR USD + 0.370%),
10/15/2020 △ ■	4,000	4,000
Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Lloyds Bank PLC
1.977%, 04/20/2020 €	$22,000	$21,940
MUFG Bank Ltd/NY
1.906%, 04/01/2020 €	10,000	9,984
National Australia Bank Ltd
1.825% (1 Month
LIBOR USD + 0.170%),
04/02/2020 △ ■	15,000	15,000
1.841% (1 Month
LIBOR USD + 0.170%),
05/08/2020 △ ■	10,000	10,000
1.907% (1 Month
LIBOR USD + 0.260%),
06/19/2020 △ ■	15,000	15,000
Nederlandse Waterschaps
1.693%, 05/04/2020 ■ €	10,000	9,970
Ontario Teachers’ Finance Trust
1.947%, 04/17/2020 ■ €	16,000	15,960
Sumitomo Mitsui Trust/NY
1.937%, 04/13/2020 ■ €	4,000	3,991
1.957%, 04/17/2020 ■ €	7,000	6,982
Suncorp Metway Ltd
1.926%, 04/21/2020 ■ €	10,000	9,973
1.947%, 04/27/2020 ■ €	2,000	1,994
1.906%, 05/18/2020 ■ €	15,000	14,939
Svenska Handelsbanken AB/NY
1.876%, 03/18/2020 ■ €	2,695	2,693
Toronto Dominion Bank
1.739% (1 Month
LIBOR USD + 0.100%),
11/17/2020 △ ■	15,000	15,000
Westpac Securities NZ
Limited/London
1.928% (3 Month
LIBOR USD + 0.050%),
04/09/2020 △ ■	12,000	12,001
Total Financial Company
Commercial Paper
(Cost $333,175)		333,175

Non-Negotiable
Time Deposits – 11.4%
Credit Agricole Corporate
& Investment Bank,
Toronto Branch
1.570%, 03/02/2020	68,719	68,719
DnB Bank ASA, Cayman
Islands Branch
1.550%, 03/02/2020	100,000	100,000

FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT	29

Schedule of Investments	February 29, 2020 (unaudited), all dollars are rounded to thousands (000 omitted)

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Natixis SA, Cayman
Islands Branch
1.550%, 03/02/2020	$110,000	$110,000
Total Non-Negotiable Time Deposits
(Cost $278,719)		278,719

Asset Backed
Commercial Paper – 10.8%
Alpine Securitization LLC
1.905% (1 Month
LIBOR USD + 0.250%),
04/01/2020 △ ■	9,000	9,000
1.950%, 04/20/2020 ■	15,000	15,000
1.920%, 05/20/2020 ■	2,000	2,000
1.680%, 08/10/2020 ■	14,000	14,000
CAFCO LLC
1.886%, 05/11/2020 ■ €	11,000	10,960
Chariot Funding LLC
1.673%, 07/13/2020 ■ €	20,000	19,877
Fairway Finance Corp
1.886%, 04/27/2020 ■ €	24,200	24,129
Kells Funding LLC
1.703%, 05/26/2020 €	10,000	9,960
1.673%, 06/05/2020 €	20,000	19,912
1.673%, 06/08/2020 ■ €	15,000	14,932
1.612%, 07/27/2020 €	36,000	35,765
Old Line Funding LLC
1.876% (3 Month
LIBOR USD + 0.070%),
04/23/2020 △ ■	6,000	6,000
1.754%, 08/03/2020 ■ €	4,000	3,970
1.740% (U.S. Federal
Funds Effective
Rate + 0.160%),
08/04/2020 △ ■	25,000	25,000
1.769% (1 Month
LIBOR USD + 0.140%),
10/22/2020 △ ■	5,000	5,000
Starbird Funding Corp
1.868% (1 Month
LIBOR USD + 0.210%),
03/18/2020 △ ■	16,000	16,000
Thunder Bay Funding LLC
2.078%, 03/20/2020 ■ €	5,000	4,995
1.795%, 07/06/2020 ■ €	5,000	4,969
1.815%, 07/20/2020 ■ €	25,000	24,825
Total Asset Backed
Commercial Paper
(Cost $266,294)		266,294
Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Non-Financial Company
Commercial Paper – 3.5%
Toyota Finance Australia Ltd
1.875% (3 Month
LIBOR USD + 0.080%),
10/23/2020 △	$20,000	$20,000
Toyota Motor Credit Corp
1.855% (1 Month
LIBOR USD + 0.200%),
03/02/2020 △	23,000	23,000
1.838% (1 Month
LIBOR USD + 0.180%),
04/09/2020 △	15,000	15,000
1.935% (1 Month
LIBOR USD + 0.280%),
06/26/2020 △	10,000	10,000
1.779% (3 Month
LIBOR USD + 0.100%),
08/21/2020 △	10,000	10,000
Toyota Motor Finance
Netherlands BV
1.880% (1 Month
LIBOR USD + 0.230%),
05/07/2020 △	8,000	8,000
Total Non-Financial
Company Commercial Paper
(Cost $86,000)		86,000

Other Instruments –1.2%
Bank of America NA
1.845% (1 Month
LIBOR USD + 0.180%),
05/11/2020 △	20,000	20,000
Nordea Bank ABP
2.083% (3 Month
LIBOR USD + 0.470%),
05/29/2020 △ ■	10,000	10,010
Total Other Instruments
(Cost $30,010)		30,010

Variable Rate
Demand Note # – 0.6%
Mayor and City Council of
Baltimore, Maryland,
Baltimore City Parking
System Facilities,
Series 2008
(LOC: Bank of America)
1.590%, 03/06/2020
(Cost $13,900)	13,900	13,900

The accompanying notes are an integral part of the financial statements.

30	FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Other Repurchase
Agreements – 22.2%
Bank of America Securities Inc.1.900% (OBFR + 0.320%),dated 02/28/2020,matures 06/02/2020,repurchase price $25,125(collateralized by various securities: Total market value $26,251) △ ∞	$25,000	$25,000
BNP Paribas SA1.770% (OBFR + 0.190%),dated 02/28/2020,matures 03/02/2020,repurchase price $80,012(collateralized by various securities: Total market value $84,000) △	80,000	80,000
1.950% (OBFR + 0.370%),dated 02/28/2020,matures 05/28/2020,repurchase price $17,083(collateralized by various securities: Total market value $17,850) △ ∞	17,000	17,000
Credit Suisse Securities (USA) LLC1.730% (OBFR + 0.150%),dated 02/25/2020,matures 03/03/2020,repurchase price $49,016(collateralized by various securities: Total market value $51,465) △	49,000	49,000
1.815%, dated 02/28/2020,matures 04/03/2020,repurchase price $18,032(collateralized by various securities: Total market value $18,903) △ ∞	18,000	18,000
HSBC Securities (USA) Inc.1.680% (OBFR + 0.100%),dated 02/28/2020,matures 03/02/2020,repurchase price $32,004(collateralized by various securities: Total market value $33,605) △	32,000	32,000
Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
1.780% (OBFR + 0.200%), dated 02/28/2020, matures 03/02/2020, repurchase price $14,002 (collateralized by various securities: Total market value $14,702) △	$14,000	$14,000
ING Financial Markets LLC 1.680% (OBFR + 0.100%), dated 02/28/2020, matures 03/02/2020, repurchase price $39,005 (collateralized by various securities: Total market value $40,951) △	39,000	39,000
1.730% (OBFR + 0.150%), dated 02/28/2020, matures 03/02/2020, repurchase price $55,008 (collateralized by various securities: Total market value $57,750) △	55,000	55,000
JP Morgan Securities, LLC 1.785% (1 Month LIBOR USD + 0.270%), dated 02/28/2020, matures 04/03/2020, repurchase price $30,052 (collateralized by various securities: Total market value $31,547) △ ∞	30,000	30,000
MUFG Securities Americas Inc. 1.710% (OBFR + 0.130%), dated 02/28/2020, matures 03/02/2020, repurchase price $62,009 (collateralized by various securities: Total market value $65,100) △	62,000	62,000
Societe Generale SA 1.780% (OBFR + 0.200%), dated 02/28/2020, matures 03/02/2020, repurchase price $123,018 (collateralized by various securities: Total market value $129,151) △	123,000	123,000
Total Other
Repurchase Agreements
(Cost $544,000)		544,000

FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT	31

Schedule of Investments	February 29, 2020 (unaudited), all dollars are rounded to thousands (000 omitted)

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
U.S. Treasury Repurchase
Agreements – 3.8%
Bank of Nova Scotia 1.590%, dated 02/28/2020, matures 03/02/2020, repurchase price $47,767 (collateralized by U.S. Treasury obligations: Total market value $48,716)	$47,761	$47,761
Credit Agricole Corporate &Investment Bank 1.580%, dated 02/28/2020, matures 03/02/2020, repurchase price $44,635 (collateralized by U.S. Treasury obligations: Total market value $45,522)	44,629	44,629
Total U.S. Treasury
Repurchase Agreements
(Cost $92,390)		92,390
Total Investments – 100.1%
(Cost $2,455,491)		2,455,491
Other Assets and Liabilities, Net - (0.1%)		(2,276)
Total Net Assets – 100.0%		$2,453,215

Retail Prime Obligations Fund (concl.)

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
△	Variable Rate Security – The rate shown is the rate in effect as of February 29, 2020.
■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of February 29, 2020, the value of these investments was $511,918 or 20.9% of total net assets.
⊙	Rate shown is the annualized yield as of February 29, 2020.
#	Adjustable Rate Security – The rate is determined by the Remarketing Agent and resets periodically (daily, weekly, monthly, etc.).
∞	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of February 29, 2020, the value of these investments was $90,000 or 3.7% of total net assets. See note 2 in Notes to Financial Statements.

Investment Abbreviations:

LOC – Letter of Credit

LIBOR – London Interbank Offered Rate

OBFR – Overnight Bank Funding Rate

SOFR – Secured Overnight Financing Rate

USD – U.S. Dollar

The accompanying notes are an integral part of the financial statements.

32	FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT

Retail Tax Free

Obligations Fund

DESCRIPTION	PAR	VALUE ✇
Variable Rate
Demand Notes # – 64.4%
Alaska – 0.5%
City of Valdez, Alaska, Exxon Pipeline Company Project, 1993 Series A 1.200%, 03/02/2020	$275	$275
City of Valdez, Alaska, Exxon Pipeline Company Project, 1993 Series C 1.200%, 03/02/2020	1,695	1,695
		1,970
Arizona – 7.0%
Arizona Health Facilities Authority, Banner Health, Series 2008G (LOC: Wells Fargo Bank) 1.140%, 03/06/2020	10,890	10,890
Arizona Health Facilities Authority, Catholic Healthcare West Loan Program, 2008 Series A (LOC: JPMorgan Chase Bank) 1.250%, 03/06/2020	9,000	9,000
Arizona Health Facilities Authority, Catholic Healthcare West Loan Program, 2008 Series B (LOC: Barclays Bank) 1.180%, 03/06/2020	10,000	10,000
		29,890
Colorado – 0.5%
Colorado Educational and Cultural Facilities Authority, National Jewish Federation Bond Program (LOC: Bank of America) 1.220%, 03/02/2020	150	150
Colorado Educational and Cultural Facilities Authority, National Jewish Federation Bond Program, Series B-5 (LOC: TD Bank) 1.220%, 03/02/2020	2,155	2,155
		2,305

Retail Tax Free

Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
District of Columbia – 1.0%
District of Columbia, Carnegie Endowment for International Peace Issue, Series 2006 (LOC: Wells Fargo Bank) 1.190%, 03/06/2020	$3,885	$3,885
District of Columbia, Medlantic/Helix Issue, Series 1998A (LOC: PNC Bank) 1.140%, 03/06/2020	575	575
		4,460
Florida – 1.7%
Florida Keys Aqueduct Authority, Water Revenue Refunding Bonds, Series 2008 (LOC: TD Bank) 1.150%, 03/06/2020	4,355	4,355
Orange County Health Facilities Authority, The Nemours Foundation Project, Series 2009B (LOC: Northern Trust Company) 1.120%, 03/06/2020	2,885	2,885
		7,240
Illinois – 15.1%
Illinois Education Facilities Authority, Newberry Library, Series 1988 (LOC: Northern Trust Company) 1.250%, 03/06/2020	1,035	1,035
Illinois Finance Authority, Elmhurst Memorial Healthcare, Series 2008D (LOC: Bank of America) 1.180%, 03/06/2020	5,000	5,000
Illinois Finance Authority, Richard Driehaus Foundation, Series 2005 (LOC: Northern Trust Company) 1.210%, 03/06/2020	12,100	12,100

FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT	33

Schedule of Investments	February 29, 2020 (unaudited), all dollars are rounded to thousands (000 omitted)

Retail Tax Free

Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
Illinois Finance Authority, Steppenwolf Theatre Company Project, Series 2019 (LOC: Northern Trust Company) 1.150%, 03/06/2020	$18,000	$18,000
Illinois Finance Authority, The Carle Foundation, Series 2009C (LOC: Northern Trust Company) 1.150%, 03/06/2020	6,025	6,025
Illinois Finance Authority, The Latin School of Chicago Project, Series 2005A (LOC: JPMorgan Chase Bank) 1.250%, 03/06/2020	8,610	8,610
University of Illinois Health Services Facilities System Revenue Bonds, Series 1997B (LOC: Wells Fargo Bank) 1.250%, 03/06/2020	6,000	6,000
University of Illinois, UIC South Campus Development Project Revenue Refunding Bonds, Series 2008 (LOC: JPMorgan Chase Bank) 1.250%, 03/06/2020	7,530	7,530
		64,300
Indiana – 0.5%
Indiana Finance Authority, Parkview Health System Obligated Group, Series 2009C (LOC: Sumitomo Mitsui Banking Corp.) 1.150%, 03/06/2020	2,275	2,275

Kentucky – 3.3%
Louisville/Jefferson County Metro Government, Norton Healthcare, Inc, Series 2011B (LOC: PNC Bank) 1.220%, 03/02/2020	8,625	8,625

Retail Tax Free

Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
Louisville/Jefferson County Metro Government, Norton Healthcare, Inc, Series 2013C (LOC: PNC Bank) 1.150%, 03/06/2020	$5,350	$5,350
		13,975
Louisiana – 4.8%
Louisiana Public Facilities Authority, CHRISTUS Health, Series 2009B-2 (LOC: Bank of New York Mellon) 1.160%, 03/06/2020	5,100	5,100
Louisiana Public Facilities Authority, CHRISTUS Health, Series 2009B-3 (LOC: Bank of New York Mellon) 1.200%, 03/06/2020	3,125	3,125
Parish of St. James, Louisiana, Nustar Logistics, L.P. Project, Series 2010B (LOC: MUFG Bank LTD) 1.200%, 03/06/2020	12,070	12,070
		20,295
Minnesota – 7.0%
City of Minnetonka, The Cliffs at Ridgedale, Series 1995 (GTD: FNMA) 1.230%, 03/06/2020	8,150	8,150
Minneapolis and St. Paul Minnesota Housing and Redevelopment Authority, Allina Health C1 (LOC: Wells Fargo Bank) 1.140%, 03/06/2020	7,625	7,625
Minnesota Higher Education Facilities Authority, Macalester College, Series Five-Q 1.220%, 03/06/2020	8,525	8,525

The accompanying notes are an integral part of the financial statements.

34	FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT

Retail Tax Free

Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
Minnesota Higher Education Facilities Authority, Macalester College, Series Three-Z 1.170%, 03/06/2020	$5,400	$5,400
		29,700
Mississippi – 0.5%
Mississippi Business Finance Corporation, Chevron U.S.A. Inc. Project, Series 2009B Chevron Corp 1.200%, 03/06/2020	1,310	1,310
Mississippi Business Finance Corporation, Coast Electric Power Association (SPA: Natural Rural Utilites Cooperative Finance Corp.) 1.350%, 05/01/2020	1,000	1,000
		2,310
Nevada – 0.6%
Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series 2008D-1 (LOC: Sumitomo Mitsui Banking Corp.) 1.160%, 03/06/2020	2,475	2,475

New York – 1.0%
New York State Housing Finance Agency, Dock Street Housing Revenue Bonds, 2012 Series A (LOC: Wells Fargo Bank) 1.180%, 03/06/2020	200	200
The City of New York General Obligation Bonds, Series 2012A-4 (LOC: MUFG Bank LTD) 1.180%, 03/06/2020	4,200	4,200
		4,400

Retail Tax Free

Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
Ohio – 4.0%
City of Blue Ash, Ursuline Academy of Cincinnati, Series 2008 (LOC: PNC Bank) 1.150%, 03/06/2020	$10,025	$10,025
County of Hamilton, Ohio, St. Xavier High School Project, Series 2003 (LOC: PNC Bank) 1.150%, 03/06/2020	2,550	2,550
State of Ohio, General Obligation Infrastructure Improvement Adjustable Rate Bonds, Series 2001B 1.130%, 03/06/2020	4,400	4,400
		16,975
Rhode Island – 0.8%
Rhode Island Health and Educational Building Corporation, Brown University Issue, 2005 Series A (SPA: HSBC Bank USA) 1.160%, 03/06/2020	3,550	3,550

Tennessee – 0.9%
The Public Building Authority of Sevier County, Tennessee, Revenue Program B, Series V-C-1 (LOC: Smartbank) (GTD: FHLB) 1.180%, 03/06/2020	3,930	3,930

Texas – 4.8%
City of Houston, Texas, Combined Utility System, Series 2004B-6 (LOC: Sumitomo Mitsui Banking Corp.) 1.150%, 03/06/2020	11,235	11,235

FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT	35

Schedule of Investments	February 29, 2020 (unaudited), all dollars are rounded to thousands (000 omitted)

Retail Tax Free

Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
Lower Neches Valley Authority Industrial Development Corporation, ExxonMobil Project, Series 2011 1.200%, 03/02/2020	$3,735	$3,735
Tarrant County Cultural Education Facilities Finance Corporation, Methodist Hospitals of Dallas Project, Series 2008A (LOC: TD Bank) 1.190%, 03/02/2020	5,490	5,490
		20,460
Vermont – 0.8%
Vermont Educational and Health Buildings Financing Agency, Fletcher Allen Health Care Project, Series 2004B (LOC: TD Bank) 1.140%, 03/06/2020	3,600	3,600

Virginia – 3.7%
Industrial Development Authority of Loudoun County, Virginia, Howard Hughes Medical Institute Issue, Series 2003B 1.150%, 03/06/2020	8,615	8,615
Portsmouth Redevelopment & Housing Authority, Phoebus Square Apartments, Series 2008 (GTD: FHLMC) 1.160%, 03/06/2020	7,200	7,200
		15,815
Washington – 0.7%
Washington State Housing Finance Commission, Living Care Centers Project, Series 2000 (LOC: Wells Fargo Bank) 1.150%, 03/06/2020	2,870	2,870

Retail Tax Free

Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
Wisconsin – 5.2%
Public Finance Authority, WakeMed, Series 2019B (LOC: Barclays Bank) 1.190%, 03/06/2020	$22,000	$22,000
Total Variable Rate Demand Notes (Cost $274,794)		274,794
Tender Option
Bonds ■ – 16.7%
Tender Option Bond Trust Floaters, Series 2018 – XF2692 (LOC: Citibank) 1.170%, 03/06/2020	4,190	4,190
Tender Option Bond Trust Floaters, Series 2018 – XF2703 (LOC: Citibank) 1.180%, 03/06/2020	4,000	4,000
Tender Option Bond Trust Floaters, Series 2018 – XM0694 (LOC: Citibank) 1.180%, 03/06/2020	4,985	4,985
Tender Option Bond Trust Floaters, Series 2019 – BAML8004 (LOC: Bank of America) 1.230%, 03/06/2020	12,000	12,000
Tender Option Bond Trust Floaters, Series 2019 – C17 (LOC: Royal Bank of Canada) 1.190%, 03/06/2020	2,500	2,500
Tender Option Bond Trust Floaters, Series 2019 – E-130 (LOC: Royal Bank of Canada) 1.180%, 03/06/2020	10,000	10,000
Tender Option Bond Trust Floaters, Series 2019 – E134 (LOC: Royal Bank of Canada) 1.180%, 03/06/2020	2,500	2,500

The accompanying notes are an integral part of the financial statements.

36	FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT

Retail Tax Free

Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
Tender Option Bond Trust Floaters, Series 2019 – G108 (LOC: Royal Bank of Canada) 1.180%, 03/06/2020	$4,750	$4,750
Tender Option Bond Trust Floaters, Series 2019 – G109 (LOC: Royal Bank of Canada) 1.350% (SIFMA Municipal Swap Index + 0.200%), 10/01/2020 ∞ ^	7,670	7,670
Tender Option Bond Trust Floaters, Series 2019 – G110 (LOC: Royal Bank of Canada) 1.330% (SIFMA Municipal Swap Index + 0.180%), 10/01/2020 ∞ ^	7,000	7,000
Tender Option Bond Trust Floaters, Series 2019 – ZF2777 (LOC: Citibank) 1.170%, 03/06/2020	7,500	7,500
Tender Option Bond Trust Floaters, Series 2020 – G116 (LOC: Royal Bank of Canada) 1.350% (SIFMA Municipal Swap Index + 0.200%), 03/06/2020	4,000	4,000
Total Tender Option Bonds (Cost $71,095)		71,095

Non-Financial Company Commercial Paper – 12.7%
Montgomery County, MD 1.180%, 05/14/2020	8,000	8,000
Texas Technical University 1.130%, 04/02/2020	8,700	8,700
University of Michigan 1.130%, 03/02/2020	8,000	8,000
1.120%, 03/03/2020	3,500	3,500
University of Minnesota 1.050%, 03/10/2020	12,028	12,028
University of Texas System 1.140%, 03/09/2020	14,000	14,000

Retail Tax Free

Obligations Fund (concl.)

DESCRIPTION	PAR	VALUE ✇
Total Non-Financial Company Commercial Paper (Cost $54,228)		$54,228
Other Municipal Securities - 6.1%
Charleston County School District, South Carolina Tax Anticipation Notes of 2019 3.000%, 03/31/2020	$9,235	9,249
State of Texas Tax and Revenue Anticipation Notes, Series 2019 4.000%, 08/27/2020	17,000	17,226
Total Other Municipal Securities (Cost $26,475)		26,475
Total Investments – 99.9% (Cost $426,592)		426,592
Other Assets and Liabilities, Net - 0.1%		613
Total Net Assets – 100.0%		$427,205

✇     Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

#	Adjustable Rate Security – The rate is determined by the Remarketing Agent and resets periodically (daily, weekly, monthly, etc.).
■

Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of February 29, 2020, the value of these investments was $71,095 or 16.6% of total net assets.

∞    Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of February 29, 2020, the value of these investments was $14,670 or 3.4% of total net assets. See note 2 in Notes to Financial Statements.

^	The maturity date shown represents the maturity date of the trust, rather than of the underlying bond(s).

Investment Abbreviations:

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GTD – Guaranteed

LOC – Letter of Credit

SIFMA – Securities Industry and Financial Markets Association

SPA – Standby Purchase Agreement

FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT	37

Schedule of Investments	February 29, 2020 (unaudited), all dollars are rounded to thousands (000 omitted)

Treasury Obligations Fund

DESCRIPTION	PAR	VALUE ✇
U.S. Treasury Debt – 34.9%
U.S. Treasury Bills ⊙
1.854%, 03/12/2020	$250,000	$249,860
1.693%, 04/09/2020	225,000	224,593
U.S. Treasury Notes
1.375%, 03/31/2020	50,000	49,979
1.544% (3 Month U.S. Treasury Money Market Yield + 0.033%), 04/30/2020 △	215,000	214,999
1.625%, 06/30/2020	100,000	99,981
1.554% (3 Month U.S. Treasury Money Market Yield + 0.043%), 07/31/2020 △	410,000	410,002
1.625%, 07/31/2020	215,000	214,995
2.625%, 07/31/2020	75,000	75,313
1.375%, 09/30/2020	100,000	99,846
2.000%, 09/30/2020	50,000	50,105
2.750%, 09/30/2020	75,000	75,487
1.625%, 10/15/2020	50,000	49,999
U.S. Treasury Money Market Yield + 0.045%), 10/31/2020 △	480,000	479,867
2.000%, 11/30/2020	35,000	35,089
2.750%, 11/30/2020	30,000	30,246
1.750%, 12/31/2020	50,000	50,107
2.375%, 12/31/2020	70,000	70,442
2.500%, 12/31/2020	305,000	307,336
2.000%, 01/15/2021	50,000	50,250
1.626% (3 Month U.S. Treasury Money Market Yield + 0.115%), 01/31/2021 △	650,000	649,861
1.650% (3 Month U.S. Treasury Money Market Yield + 0.139%), 04/30/2021 △	475,000	474,893
1.731% (3 Month U.S. Treasury Money Market Yield + 0.220%), 07/31/2021 △	455,000	454,994
1.811% (3 Month U.S. Treasury Money Market Yield + 0.300%), 10/31/2021 △	375,000	375,480

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
1.665% (3 Month U.S. Treasury Money Market Yield + 0.154%), 01/31/2022 △	$175,000	$175,113
Total U.S. Treasury Debt (Cost $4,968,837)		4,968,837

U.S. Treasury Repurchase Agreements – 64.8%
Bank of America Securities Inc. 1.590%, dated 02/28/2020, matures 03/02/2020, repurchase price $150,020 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
Bank of Montreal 1.560%, dated 01/10/2020, matures 04/09/2020, repurchase price $100,390 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
1.600%, dated 01/30/2020, matures 04/29/2020, repurchase price $100,400 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
Bank of Nova Scotia 1.590%, dated 02/28/2020, matures 03/02/2020, repurchase price $484,004 (collateralized by U.S. Treasury obligations: Total market value $493,619)	483,940	483,940

The accompanying notes are an integral part of the financial statements.

38	FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
Barclays Capital Inc.
1.590%, dated
02/28/2020, matures
03/02/2020, repurchase
price $100,013
(collateralized
by U.S. Treasury
obligations:
Total market
value $102,000)	$100,000	$100,000
BNP Paribas SA
1.600%, dated
01/02/2020, matures
04/02/2020, repurchase
price $251,011
(collateralized
by U.S. Treasury
obligations:
Total market
value $255,000)	250,000	250,000
1.570%, dated
01/06/2020, matures
04/06/2020, repurchase
price $50,198
(collateralized
by U.S. Treasury
obligations:
Total market
value $51,000)	50,000	50,000
1.570%, dated
01/08/2020, matures
04/08/2020, repurchase
price $250,992
(collateralized
by U.S. Treasury
obligations:
Total market
value $255,000)	250,000	250,000
1.600%, dated
02/07/2020, matures
05/07/2020, repurchase
price $301,200
(collateralized
by U.S. Treasury
obligations:
Total market
value $306,000)	300,000	300,000

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
1.570%, dated
01/13/2020, matures
05/13/2020, repurchase
price $150,792
(collateralized
by U.S. Treasury
obligations:
Total market
value $153,000)	$150,000	$150,000
1.580%, dated
01/14/2020, matures
05/14/2020, repurchase
price $75,398
(collateralized
by U.S. Treasury
obligations:
Total market
value $76,500)	75,000	75,000
1.580%, dated
01/14/2020, matures
05/14/2020, repurchase
price $150,797
(collateralized
by U.S. Treasury
obligations:
Total market
value $153,000)	150,000	150,000
Canadian Imperial Bank
of Commerce
1.560%, dated
01/21/2020, matures
03/17/2020, repurchase
price $150,364
(collateralized
by U.S. Treasury
obligations:
Total market
value $153,272)	150,000	150,000
1.580%, dated
02/25/2020, matures
03/18/2020, repurchase
price $50,048
(collateralized
by U.S. Treasury
obligations:
Total market
value $51,013)	50,000	50,000

FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT	39

Schedule of Investments	February 29, 2020 (unaudited), all dollars are rounded to thousands (000 omitted)

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
1.590%, dated
01/30/2020, matures
03/19/2020, repurchase
price $200,433
(collateralized
by U.S. Treasury
obligations:
Total market
value $204,288)	$200,000	$200,000
1.590%, dated
02/24/2020, matures
04/03/2020, repurchase
price $150,258
(collateralized
by U.S. Treasury
obligations:
Total market
value $153,047)	150,000	150,000
1.590%, dated
02/06/2020, matures
04/03/2020, repurchase
price $200,504
(collateralized
by U.S. Treasury
obligations:
Total market
value $204,225)	200,000	200,000
1.570%, dated
01/22/2020, matures
04/08/2020, repurchase
price $75,252
(collateralized
by U.S. Treasury
obligations:
Total market
value $76,634)	75,000	75,000
1.600%, dated
02/03/2020, matures
05/04/2020, repurchase
price $100,404
(collateralized
by U.S. Treasury
obligations:
Total market
value $102,127)	100,000	100,000
1.600%, dated
02/07/2020, matures
05/06/2020, repurchase
price $150,593
(collateralized
by U.S. Treasury
obligations:
Total market
value $153,163)	150,000	150,000

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
Credit Agricole Corporate
& Investment Bank
1.570%, dated
02/24/2020, matures
03/02/2020, repurchase
price $150,046
(collateralized
by U.S. Treasury
obligations:
Total market
value $153,000)	$150,000	$150,000
1.580%, dated
02/28/2020, matures
03/02/2020, repurchase
price $452,266
(collateralized
by U.S. Treasury
obligations:
Total market
value $461,250)	452,206	452,206
1.580%, dated
02/27/2020, matures
03/05/2020, repurchase
price $100,092
(collateralized
by U.S. Treasury
obligations:
Total market
value $102,000)	100,000	100,000
1.600%, dated
12/10/2019, matures
03/10/2020, repurchase
price $225,910
(collateralized
by U.S. Treasury
obligations:
Total market
value $229,500)	225,000	225,000
1.580%, dated
02/25/2020, matures
03/25/2020, repurchase
price $150,191
(collateralized
by U.S. Treasury
obligations:
Total market
value $153,000)	150,000	150,000

The accompanying notes are an integral part of the financial statements .

40	FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
Fixed Income Clearing Corp
1.590%, dated
02/28/2020, matures
03/02/2020, repurchase
price $350,046
(collateralized
by U.S. Treasury
obligations:
Total market
value $357,000)	$350,000	$350,000
1.590%, dated
02/28/2020, matures
03/02/2020, repurchase
price $775,103
(collateralized
by U.S. Treasury
obligations:
Total market
value $790,504)	775,000	775,000
1.610%, dated
02/28/2020, matures
03/02/2020, repurchase
price $300,040
(collateralized
by U.S. Treasury
obligations:
Total market
value $309,427)	300,000	300,000
1.610%, dated
02/28/2020, matures
03/02/2020, repurchase
price $300,041
(collateralized
by U.S. Treasury
obligations:
Total market
value $308,088)	300,001	300,001
HSBC Securities (USA) Inc.
1.590%, dated
02/28/2020, matures
03/02/2020, repurchase
price $225,030
(collateralized
by U.S. Treasury
obligations:
Total market
value $229,530)	225,000	225,000
1.580%, dated
02/25/2020, matures
03/03/2020, repurchase
price $200,061
(collateralized
by U.S. Treasury
obligations:
Total market
value $204,054)	200,000	200,000

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
ING Financial Markets LLC
1.600%, dated
02/28/2020, matures
03/02/2020, repurchase
price 100,018
(collateralized
by U.S. Treasury
obligations:
Total market
value $102,127)	$100,005	$100,005
1.580%, dated
02/25/2020, matures
03/03/2020, repurchase
price $50,015
(collateralized
by U.S. Treasury
obligations:
Total market
value $51,000)	50,000	50,000
1.580%, dated
02/26/2020, matures
03/04/2020, repurchase
price $50,015
(collateralized
by U.S. Treasury
obligations:
Total market
value $51,000)	50,000	50,000
1.580%, dated
02/27/2020, matures
03/05/2020, repurchase
price $100,031
(collateralized
by U.S. Treasury
obligations:
Total market
value $102,000)	100,000	100,000
1.600%, dated
02/07/2020, matures
03/12/2020, repurchase
price $75,113
(collateralized
by U.S. Treasury
obligations:
Total market
value $76,500) ¥	75,000	75,000
JP Morgan Securities, LLC
1.590% (SOFR + 0.010%),
dated 02/28/2020,
matures 03/29/2020,
repurchase price $75,099
(collateralized by U.S.
Treasury obligations:
Total market
value $76,595) △ ¥	75,000	75,000

FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT	41

Schedule of Investments	February 29, 2020 (unaudited), all dollars are rounded to thousands (000 omitted)

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
MUFG Securities Canada Ltd.
1.590%, dated 02/28/2020,
matures 03/02/2020,
repurchase price $400,053
(collateralized by U.S.
Treasury obligations:
Total market
value $408,054)	$400,000	$400,000
RBC Dominion Securities Inc.
1.590%, dated 02/28/2020,
matures 03/02/2020,
repurchase price $200,027
(collateralized by U.S.
Treasury obligations:
Total market
value $204,000)	200,000	200,000
1.590%, dated 02/04/2020,
matures 04/03/2020,
repurchase price $150,391
(collateralized by U.S.
Treasury obligations:
Total market
value $153,000)	150,000	150,000
1.600%, dated 12/12/2019,
matures 03/10/2020,
repurchase price $150,593
(collateralized by U.S.
Treasury obligations:
Total market
value $153,000)	150,000	150,000
1.600%, dated 02/07/2020,
matures 04/08/2020,
repurchase price $200,542
(collateralized by U.S.
Treasury obligations:
Total market
value $204,000)	200,000	200,000
1.590%, dated 02/20/2020,
matures 04/20/2020,
repurchase price $200,530
(collateralized by U.S.
Treasury obligations:
Total market
value $204,000)	200,000	200,000
1.550%, dated 02/26/2020,
matures 05/26/2020,
repurchase price $150,581
(collateralized by U.S.
Treasury obligations:
Total market
value $153,000)	150,000	150,000

Treasury Obligations Fund (concl.)

DESCRIPTION	PAR	VALUE >
Societe Generale SA
1.590%, dated 02/28/2020,
matures 03/02/2020,
repurchase price $100,013
(collateralized by U.S.
Treasury obligations:
Total market
value $102,000)	$100,000	$100,000
1.600% (OBFR + 0.020%),
dated 02/28/2020,
matures 03/06/2020,
repurchase price $400,124
(collateralized by U.S.
Treasury obligations:
Total market
value $408,000) △	400,000	400,000
Societe Generale/NY
1.600%, dated 01/31/2020,
matures 03/03/2020,
repurchase price $200,284
(collateralized by U.S.
Treasury obligations:
Total market
value $204,000)	200,000	200,000
1.600%, dated 02/06/2020,
matures 03/06/2020,
repurchase price $150,193
(collateralized by U.S.
Treasury obligations:
Total market
value $153,000)	150,000	150,000
Total U.S. Treasury
Repurchase Agreements
(Cost $9,211,152)		9,211,152
Total Investments – 99.7%
(Cost $14,179,989)		14,179,989
Other Assets and Liabilities, Net - 0.3%		48,860
Total Net Assets – 100.0%		$14,228,849

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

€	Rate shown is the annualized yield as of February 29, 2020.

△	Variable Rate Security – The rate shown is the rate in effect as of February 29, 2020.

¥	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of February 29, 2020, the value of these investments was $150,000 or 1.1% of total net assets. See note 2 in Notes to Financial Statements.

Investment Abbreviations:

OBFR – Overnight Bank Funding Rate

SOFR – Secured Overnight Financing Rate

The accompanying notes are an integral part of the financial statements .

42	FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT

U .. S . Treasury Money Market Fund

DESCRIPTION	PAR	VALUE >
U.S. Treasury Debt – 100.1%
U.S. Treasury Bills €
1.580%, 03/05/2020	$66,759	$66,747
1.557%, 03/10/2020	56,945	56,923
1.581%, 03/12/2020	353,475	353,307
1.594%, 03/17/2020	148,632	148,528
1.586%, 03/24/2020	20,167	20,147
1.562%, 03/26/2020	195,000	194,791
1.560%, 03/31/2020	100,000	99,872
1.585%, 04/02/2020	60,000	59,917
1.570%, 04/07/2020	125,000	124,801
1.586%, 04/14/2020	223,668	223,240
1.483%, 04/21/2020	113,836	113,600
1.558%, 05/14/2020	5,000	4,984
1.575%, 05/21/2020	67,231	66,996
1.506%, 05/28/2020	92,053	91,719
U.S. Treasury Notes
1.544% (3 Month U.S.
Treasury Money Market
Yield + 0.033%),
04/30/20203 △	98,809	98,810
1.625%, 06/30/2020	7,258	7,256
2.500%, 06/30/2020	31,596	31,689
1.554% (3 Month U.S.
Treasury Money Market
Yield + 0.043%),
07/31/20203 △	38,343	38,338
2.000%, 07/31/2020	10,000	10,016
1.375%, 09/30/2020	10,000	9,984
1.556% (3 Month U.S.
Treasury Money Market
Yield + 0.045%),
10/31/20203	85,840	85,804
1.625%, 11/30/2020	4,945	4,945
2.750%, 11/30/2020	5,000	5,042
2.375%, 12/31/2020	20,000	20,125
1.626% (3 Month U.S.
Treasury Money Market
Yield + 0.115%),
01/31/2021 △	58,489	58,472
1.650% (3 Month U.S.
Treasury Money Market
Yield + 0.139%),
04/30/2021 △	73,000	72,978

U .. S . Treasury Money Market Fund (concl.)

DESCRIPTION	PAR	VALUE >
1.731% (3 Month U.S.
Treasury Money Market
Yield + 0.220%),
07/31/2021 △	$74,000	$74,001
1.811% (3 Month U.S.
Treasury Money Market
Yield + 0.300%),
10/31/2021 △	90,000	90,137
Total U.S. Treasury Debt
(Cost $2,233,169)		2,233,169
Total Investments – 100.1%
(Cost $2,233,169)		2,233,169
Other Assets and
Liabilities, Net – (0.1)%		(1,844)
Total Net Assets – 100.0%		$2,231,325

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

€	Rate shown is the annualized yield as of February 29, 2020.

△	Variable Rate Security – The rate shown is the rate in effect as of February 29, 2020.

FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT	43

Statements of Assets and Liabilities	February 29, 2020 (unaudited), all dollars are rounded to thousands (000 omitted), except per share data

		Institutional	Retail	Retxail
	Government	Prime	Prime	Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Obligations	Obligations	Obligations	Money Market
	Fund	Fund	Fund	Fund	Fund	Fund
Investments in securities, at cost	$23,402,899	$909,480	$1,819,101	$426,592	$4,968,837	$2,233,169
Repurchase agreements, at cost	28,269,456	246,013	636,390	—	9,211,152	—
ASSETS:
Investments, in securities, at value	$23,402,899	$909,773	$1,819,101	$426,592	$4,968,837	$2,233,169
Repurchase agreements, at value	28,269,456	246,013	636,390	—	9,211,152	—
Cash	—	—	1	9	—	1
Receivable for investment securities sold	—	—	—	—	50,000	—
Receivable for interest	54,031	841	1,919	960	17,223	1,085
Receivable for capital shares sold	1	—	529	—	51	—
Prepaid directors’ retainer	44	10	10	9	19	12
Prepaid expenses and other assets	438	80	102	49	163	70
Total assets	51,726,869	1,156,717	2,458,052	427,619	14,247,445	2,234,337
LIABILITIES:
Dividends payable	53,380	1,511	2,842	241	15,367	2,460
Payable for investments purchased	450,790	—	—	—	—	—
Payable for capital shares redeemed	—	—	1,125	—	38	—
Payable to affiliates (note 3)	7,055	184	377	62	2,034	369
Payable for distribution and shareholder services	3,467	87	472	81	1,118	154
Accrued expenses and other liabilities	91	28	21	30	39	29
Total liabilities	514,783	1,810	4,837	414	18,596	3,012
Net assets	$51,212,086	$1,154,907	$2,453,215	$427,205	$14,228,849	$2,231,325
COMPOSITION OF NET ASSETS:
Portfolio capital	$51,212,043	$1,154,615	$2,453,213	$427,214	$14,228,848	$2,231,248
Total distributable earings (losses)	43	292	2	(9)	1	77
Net assets	$51,212,086	$1,154,907	$2,453,215	$427,205	$14,228,849	$2,231,325
Class A:
Net assets	$243,399	$—	$499,152	$30,532	$275,693	$38,610
Shares issued and outstanding
($0.01 par value – 5 billion authorized per fund*)	243,398	—	499,151	30,531	275,697	38,601
Net asset value, offering price and redemption price per share	$1.00	$—	$1.00	$1.00	$1.00	$1.00

Class D:
Net assets	$3,609,156	$—	$—	$—	$1,618,471	$41,724
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	3,609,137	—	—	—	1,618,485	41,716
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$1.00	$1.00

44	FIRST AMERICAN FUNDS 2020 ANNUAL REPORT

		Institutional	Retail	Retail
	Government	Prime	Prime	Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Obligations	Obligations	Obligations	Money Market
	Fund	Fund	Fund	Fund	Fund	Fund
Class P:
Net assets	$60,621	$—	$—	$—	$242,442	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	60,621	—	—	—	242,443	—
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$1.00	$—

Class T:
Net assets	$—	$67,968	$7	$—	$—	$—
Shares issued and outstanding
($0.01 par value – 5 billion authorized per fund**)	—	67,952	7	—	—	—
Net asset value, offering price and redemption price per share	$—	$1.0002	$1.00	$—	$—	$—

Class U:
Net assets	$3,317,821	$—	$—	$—	$—	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized)	3,317,801	—	—	—	—	—
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$—	$—

Class V:
Net assets	$2,347,530	$38,561	$48,787	$6,208	$562,040	$104,174
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	2,347,517	38,551	48,787	6,208	562,044	104,165
Net asset value, offering price and redemption price per share	$1.00	$1.0003	$1.00	$1.00	$1.00	$1.00

Class X:
Net assets	$8,936,011	$—	$27,055	$—	$2,777,108	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	8,935,963	—	27,055	—	2,777,110	—
Net asset value, offering price and redemption price per share	$1.00	$—	$1.00	$—	$1.00	$—

Class Y:
Net assets	$10,813,749	$333,180	$1,295,405	$325,765	$2,612,880	$580,928
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	10,813,688	333,094	1,295,404	325,756	2,612,903	580,858
Net asset value, offering price and redemption price per share	$1.00	$1.0003	$1.00	$1.00	$1.00	$1.00

Class Z:
Net assets	$21,883,799	$715,198	$582,809	$64,700	$6,140,215	$1,465,889
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	21,883,673	715,042	582,809	64,698	6,140,256	1,465,822
Net asset value, offering price and redemption price per share	$1.00	$1.0002	$1.00	$1.00	$1.00	$1.00

*	20 billion shares were authorized for Retail Prime Obligations Fund and U.S. Treasury Money Market Fund.
**	20 billion shares were authorized for Retail Prime Obligations Fund.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2020 ANNUAL REPORT	45

Statements of Operations	For the six-month period ended February 29, 2020 (unaudited), all dollars are rounded to thousands (000 omitted)

	Government	Institutional Prime	Retail Prime
	Obligations	Obligations	Obligations
	Fund	Fund	Fund
INVESTMENT INCOME:
Interest income	$437,970	$12,453	$25,512
Total investment income	437,970	12,453	25,512
EXPENSES (note 1 and note 3 ):
Investment advisory fees	24,373	637	1,292
Administration fees and expenses	29,652	808	1,716
Transfer agent fees and expenses	203	53	69
Custodian fees	972	25	51
Legal fees	57	12	15
Audit fees	70	15	16
Registration fees	155	25	47
Postage and printing fees	90	16	31
Directors’ fees	301	64	71
Other expenses	245	52	33
Distribution and shareholder servicing (12b-1) fees:
Class A	308	—	630
Class D	2,439	—	—
Shareholder servicing (non 12b-1) fees:
Class A	308	—	630
Class D	4,139	—	—
Class T	—	80	—
Class V	1,200	18	26
Class Y	12,807	446	1,706
Total expenses	77,319	2,251	6,333
Less: Fee waivers (note 3)	(13,193)	(633)	(1,015)
Total net expenses	64,126	1,618	5,318
Investment income – net	373,844	10,835	20,194
Net gain on investments	66	2	2
Net change in unrealized appreciation (depreciation) on investments	—	286	—
Net increase in net assets resulting from operations	$373,910	$11,123	$20,196

46	FIRST AMERICAN FUNDS 2020 ANNUAL REPORT

	Retail Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Money Market
	Fund	Fund	Fund
INVESTMENT INCOME:
Interest income	$2,660	$132,328	$18,645
Total investment income	2,660	132,328	18,645
EXPENSES (note 1 and note 3 ):
Investment advisory fees	217	7,321	1,081
Administration fees and expenses	280	8,954	1,328
Transfer agent fees and expenses	21	82	31
Custodian fees	9	292	43
Legal fees	11	24	12
Audit fees	14	30	15
Registration fees	29	48	23
Postage and printing fees	17	38	16
Directors’ fees	60	131	66
Other expenses	22	104	45
Distribution and shareholder servicing (12b-1) fees:
Class A	37	318	47
Class D	—	1,005	33
Shareholder servicing (non 12b-1) fees:
Class A	37	318	47
Class D	—	1,675	55
Class V	6	295	62
Class Y	419	3,207	723
Total expenses	1,179	23,842	3,627
Less: Fee waivers (note 3)	(238)	(4,010)	(489)
Total net expenses	941	19,832	3,138
Investment income – net	1,719	112,496	15,507
Net gain (loss) on investments	—	(1)	70
Net increase in net assets resulting from operations	$1,719	$112,495	$15,577

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2020 ANNUAL REPORT	47

Statements of Changes in Net Assets	All dollars are rounded to thousands (000 omitted)

	Government Obligations Fund		Institutional Prime Obligations Fund		Retail Prime Obligations Fund
	Six-Month Period	Six-Month Period	Six-Month Period
	Ended 2/29/2020	Year Ended	Ended 2/29/2020	Year Ended	Ended 2/29/2020	Year Ended
	(unaudited)	8/31/2019	(unaudited)	8/31/2019	(unaudited)	8/31/2019
OPERATIONS:
Investment income — net	$373,844	$862,879	$10,835	$26,695	$20,194	$56,668
Net realized gain (loss) on investments	66	367	2	3	2	(1)
Net change in unrealized appreciation (depreciation) on investments	—	—	286	(141)	—	—
Net increase in net assets resulting from operations	373,910	863,246	11,123	26,557	20,196	56,667
DISTRIBUTIONS TO SHARE HOLDERS (note 1):
Class A	(1,299)	(4,390)	—	—	(3,429)	(11,940)
Class D	(19,778)	(61,923)	—	—	—	—
Class P	(9,102)	(11,135)	—	—	—	—
Class T	—	—	(626)	(1,564)	—	(6)
Class U	(22,265)	(30,598)	—	—	—	—
Class V	(17,701)	(44,677)	(298)	(3,269)	(427)	(953)
Class X	(72,572)	(152,124)	—	(132)	(1,008)	(2,827)
Class Y	(68,864)	(183,836)	(2,675)	(7,103)	(10,370)	(29,847)
Class Z	(162,635)	(374,196)	(7,238)	(14,627)	(4,960)	(11,095)
Total distributions	(374,216)	(862,879)	(10,837)	(26,695)	(20,194)	(56,668)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE (note 1):[1]
Class A:
Proceeds from sales	305,815	1,064,115	—	—	199,611	1,092,937
Reinvestment of distributions	385	1,288	—	—	3,035	10,262
Payments for redemptions	(301,329)	(1,181,001)	—	—	(210,587)	(1,747,913)
Increase (decrease) in net assets from Class A transactions	4,871	(115,598)	—	—	(7,941)	(644,714)
Class D:
Proceeds from sales	4,101,459	8,164,864	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(4,047,948)	(8,716,117)	—	—	—	—
Increase (decrease) in net assets from Class D transactions	53,511	(551,253)	—	—	—	—
Class P:
Proceeds from sales	3,369,707	4,007,362	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(5,394,781)	(1,921,687)	—	—	—	—
Increase (decrease) in net assets from Class P transactions	(2,025,074)	2,085,675	—	—	—	—

48	FIRST AMERICAN FUNDS 2020 ANNUAL REPORT

	Government Obligations Fund		Institutional Prime Obligations Fund		Retail Prime Obligations Fund
	Six-Month Period		Six-Month Period		Six-Month Period
	Ended 2/29/2020	Year Ended	Ended 2/29/2020	Year Ended	Ended 2/29/2020	Year Ended
	(unaudited)	8/31/2019	(unaudited)	8/31/2019	(unaudited)	8/31/2019
Class T:
Proceeds from sales	—	—	112,100	248,207	—	24
Reinvestment of distributions	—	—	5	13	—	6
Payments for redemptions	—	—	(126,575)	(243,485)	—	(1,007)
Increase (decrease) in net assets from Class T transactions	—	—	(14,470)	4,735	—	(977)
Class U:
Proceeds from sales	11,909,126	13,469,684	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(12,131,740)	(10,055,013)	—	—	—	—
Increase (decrease) in net assets from Class U transactions	(222,614)	3,414,671	—	—	—	—
Class V:
Proceeds from sales	8,117,643	12,132,234	52,453	373,049	16,631	67,286
Reinvestment of distributions	761	85	4	8	—	—
Payments for redemptions	(8,085,303)	(11,604,241)	(119,548)	(415,635)	(13,654)	(61,578)
Increase (decrease) in net assets from Class V transactions	33,101	528,078	(67,091)	(42,578)	2,977	5,708
Class X:
Proceeds from sales	28,050,226	57,081,903	—	278,715	57,142	1,284,525
Reinvestment of distributions	15,971	21,380	—	—	24	12
Payments for redemptions	(28,998,444)	(53,094,089)	—	(318,733)	(242,982)	(1,090,413)
Increase (decrease) in net assets from Class X transactions	(932,247)	4,009,194	—	(40,018)	(185,816)	194,124
Class Y:
Proceeds from sales	17,588,737	50,151,654	466,770	1,334,953	634,080	1,568,867
Reinvestment of distributions	6,229	16,128	17	45	—	84
Payments for redemptions	(16,742,854)	(49,646,865)	(470,762)	(1,507,492)	(688,916)	(1,519,741)
Increase (decrease) in net assets from Class Y transactions	852,112	520,917	(3,975)	(172,494)	(54,836)	49,210
Class Z:
Proceeds from sales	116,595,991	295,513,914	2,498,002	4,115,995	411,291	1,175,413
Reinvestment of distributions	13,785	25,089	152	345	803	1,344
Payments for redemptions	(113,061,589)	(291,884,988)	(2,529,470)	(3,932,527)	(403,837)	(948,729)
Increase (decrease) in net assets from Class Z transactions	3,548,187	3,654,015	(31,316)	183,813	8,257	228,028
Increase (decrease) in net assets from capital share transactions	1,311,847	13,545,699	(116,852)	(66,542)	(237,359)	(168,621)
Total increase (decrease) in net assets	1,311,541	13,546,066	(116,566)	(66,680)	(237,357)	(168,622)
Net assets at beginning of the period	49,900,545	36,354,479	1,271,473	1,338,153	2,690,572	2,859,194
Net assets at end of the period	$51,212,086	$49,900,545	$1,154,907	$1,271,473	$2,453,215	$2,690,572

[1]	For further information on Institutional Prime Obligations Fund capital share transactions, see note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT	49

Statements of Changes in Net Assets all dollars are rounded to thousands (000 omitted)

	Retail Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
	Six-Month Period		Six-Month Period		Six-Month Period
	Ended 2/29/2020	Year Ended	Ended 2/29/2020	Year Ended	Ended 2/29/2020	Year Ended
	(unaudited)	8/31/2019	(unaudited)	8/31/2019	(unaudited)	8/31/2019
OPERATIONS:
Investment income – net	$1,719	$4,376	$112,496	$273,821	$15,507	$28,160
Net realized gain (loss) on investments	—	(1)	(1)	17	70	31
Net increase in net assets resulting from operations	1,719	4,375	112,495	273,838	15,577	28,191
DISTRIBUTION STOSHAREHOLDERS (note 1):
Class A	(72)	(231)	(1,334)	(3,493)	(192)	(773)
Class D	—	—	(8,048)	(25,053)	(248)	(742)
Class G	—	—	—	(143)	—	—
Class P	—	—	(4,984)	(3,314)	—	—
Class V	(50)	(14)	(4,427)	(12,944)	(906)	(2,270)
Class X	—	—	(25,609)	(54,253)	—	—
Class Y	(1,304)	(3,758)	(17,244)	(46,495)	(3,779)	(13,512)
Class Z	(293)	(373)	(50,867)	(128,126)	(10,412)	(10,863)
Total distributions	(1,719)	(4,376)	(112,513)	(273,821)	(15,537)	(28,160)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE (note 1):[1]
Class A:
Proceeds from sales	22,777	54,183	223,359	554,943	1,373,223	2,454,694
Reinvestment of distributions	5	45	157	346	40	126
Payments for redemptions	(23,331)	(57,008)	(193,834)	(495,075)	(1,380,313)	(2,453,007)
Increase (decrease) in net assets from Class A transactions	(549)	(2,780)	29,682	60,214	(7,050)	1,813
Class D:
Proceeds from sales	—	—	2,020,885	3,755,477	387,659	771,720
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	—	—	(1,770,083)	(3,849,727)	(378,284)	(789,142)
Increase (decrease) in net assets from Class D transactions	—	—	250,802	(94,250)	9,375	(17,422)
Class G:
Proceeds from sales	—	—	—	7,233	—	—
Reinvestment of distributions	—	—	—	114	—	—
Payments for redemptions	—	—	—	(86,996)	—	—
Decrease in net assets from Class G transactions	—	—	—	(79,649)	—	—

50	FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT

	Retail Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
	Six-Month Period		Six-Month Period		Six-Month Period
	Ended 2/29/2020	Year Ended	Ended 2/29/2020	Year Ended	Ended 2/29/2020	Year Ended
	(unaudited)	8/31/2019	(unaudited)	8/31/2019	(unaudited)	8/31/2019
Class P:
Proceeds from sales	—	—	2,225,014	1,140,470	—	—
Reinvestment of distributions	—	—	1	1	—	—
Payments for redemptions	—	—	(2,903,682)	(219,381)	—	—
Increase (decrease) in net assets from Class P transactions	—	—	(678,667)	921,090	—	—
Class V:
Proceeds from sales	100,904	10,210	2,871,731	6,805,411	414,081	356,445
Reinvestment of distributions	—	—	57	—	260	175
Payments for redemptions	(95,478)	(9,964)	(2,786,507)	(6,744,797)	(416,426)	(308,028)
Increase (decrease) in net assets from Class V transactions	5,426	246	85,281	60,614	(2,085)	48,592
Class X:
Proceeds from sales	—	—	17,891,086	28,767,662	—	—
Reinvestment of distributions	—	—	6,839	10,353	—	—
Payments for redemptions	—	—	(18,011,631)	(27,876,332)	—	—
Increase (decrease) in net assets from Class X transactions	—	—	(113,706)	901,683	—	—
Class Y:
Proceeds from sales	252,250	606,682	9,333,525	18,019,653	1,237,330	2,199,547
Reinvestment of distributions	—	—	2,273	7,641	192	513
Payments for redemptions	(260,154)	(589,986)	(9,162,092)	(18,280,809)	(1,254,905)	(2,286,682)
Increase (decrease) in net assets from Class Y transactions	(7,904)	16,696	173,706	(253,515)	(17,383)	(86,622)
Class Z:
Proceeds from sales	46,377	114,501	19,920,093	43,059,867	5,806,433	6,632,773
Reinvestment of distributions	—	7	15,973	37,510	212	497
Payments for redemptions	(31,322)	(85,493)	(20,441,918)	(42,385,545)	(5,122,132)	(6,286,259)
Increase (decrease) in net assets from Class Z transactions	15,055	29,015	(505,852)	711,832	684,513	347,011
Increase (decrease) in net assets from capital share transactions	12,028	43,177	(758,754)	2,228,019	667,370	293,372
Total increase (decrease) in net assets	12,028	43,176	(758,772)	2,228,036	667,410	293,403
Net assets at beginning of the period	415,177	372,001	14,987,621	12,759,585	1,563,915	1,270,512
Net assets at end of the period	$427,205	$415,177	$14,228,849	$14,987,621	$2,231,325	$1,563,915
[1]	For further information on Institutional Prime Obligations Fund capital share transactions, see note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT	51

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

					Distributions from
	Net Asset Value	Net Investment		Distributions from Net	Net Realized Gains	Net Asset Value
	Beginning of Period	Income		Investment Income	on Investments	End of Period	Total Return[3]
Government Obligations Fund
Class A
2020[1]	$1.00	$0.005		$(0.005)	$(0.000)[2]	$1.00	0.52%
2019	1.00	0.016		(0.016)	—	1.00	1.62
2018	1.00	0.008		(0.008)	—	1.00	0.76
2017	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.08
2016	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2015	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
Class D
2020[1]	$1.00	$0.006		$(0.006)	$(0.000)[2]	$1.00	0.60%
2019	1.00	0.018		(0.018)	—	1.00	1.77
2018	1.00	0.009		(0.009)	—	1.00	0.91
2017	1.00	0.002		(0.002)	(0.000)[2]	1.00	0.16
2016	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2015	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
Class P
2020[1]	$1.00	$0.008		$(0.008)	$(0.000)[2]	$1.00	0.82%
2019	1.00	0.022		(0.022)	—	1.00	2.23
2018[4]	1.00	0.011		(0.011)	—	1.00	1.08
Class U
2020[1]	$1.00	$0.008		$(0.008)	$(0.000)[2]	$1.00	0.84%
2019	1.00	0.022		(0.022)	—	1.00	2.26
2018[5]	1.00	0.009		(0.009)	—	1.00	0.86
Class V
2020[1]	$1.00	$0.007		$(0.007)	$(0.000)[2]	$1.00	0.75%
2019	1.00	0.021		(0.021)	—	1.00	2.07
2018	1.00	0.012		(0.012)	—	1.00	1.21
2017	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.41
2016	1.00	0.001		(0.001)	—	1.00	0.06
2015	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01

52	FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT

					Distributions from
	Net Asset Value	Net Investment		Distributions from Net	Net Realized Gains	Net Asset Value
	Beginning of Period	Income		Investment Income	on Investments	End of Period	Total Return[3]
Government Obligations Fund
Class X
2020[1]	$1.00	$0.008		$(0.008)	$(0.000)[2]	$1.00	0.83%
2019	1.00	0.022		(0.022)	—	1.00	2.24
2018	1.00	0.014		(0.014)	—	1.00	1.37
2017	1.00	0.006		(0.006)	(0.000)[2]	1.00	0.57
2016[6]	1.00	0.001		(0.001)	—	1.00	0.11
Class Y
2020[1]	$1.00	$0.007		$(0.007)	$0.000)[2]	$1.00	0.67%
2019	1.00	0.019		(0.019)	—	1.00	1.92
2018	1.00	0.011		(0.011)	—	1.00	1.06
2017	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.26
2016	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2015	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
Class Z
2020[1]	$1.00	$0.008		$(0.008)	$(0.000)[2]	$1.00	0.81%
2019	1.00	0.022		(0.022)	—	1.00	2.20
2018	1.00	0.013		(0.013)	—	1.00	1.33
2017	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.53
2016	1.00	0.001		(0.001)	—	1.00	0.14
2015	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
[1]	For the six-month period ended February 29, 2020 (unaudited). All ratios for the period have been annualized, except total return.

[2]	Rounds to zero.

[3]	Total return would have been lower had certain expenses not been waived.

[4]	Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.

[5]	Commenced operations on February 26, 2018. All ratios for the period have been annualized, except total return.

[6]	Commenced operations on April 5, 2016. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT	53

Financial Highlights	For a share outstanding throughout the years ended August 31 , unless otherwise indicated.

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Government Obligations Fund
Class A
2020[1]	$243,399	0.75%	1.05%	0.78%	1.02%
2019	238,531	0.75	1.58	0.77	1.56
2018	354,127	0.75	0.76	0.77	0.74
2017	313,106	0.62	0.07	0.79	(0.10)
2016	199,472	0.29	0.01	0.80	(0.50)
2015	315,649	0.11	0.01	0.80	(0.68)
Class D
2020[1]	$3,609,156	0.60%	1.19%	0.63%	1.16%
2019	3,555,685	0.60	1.75	0.63	1.72
2018	4,106,912	0.60	0.92	0.64	0.88
2017	3,195,441	0.54	0.15	0.64	0.05
2016	4,020,897	0.31	0.01	0.65	(0.33)
2015	4,185,832	0.11	0.01	0.66	(0.54)
Class P
2020[1]	$60,621	0.15%	1.80%	0.23%	1.72%
2019	2,085,704	0.15	2.19	0.23	2.11
2018[4]	20	0.16	1.52	0.23	1.45
Class U
2020[1]	$3,317,821	0.12%	1.68%	0.23%	1.57%
2019	3,540,435	0.12	2.28	0.23	2.17
2018[5]	125,744	0.12	1.72	0.24	1.60
Class V
2020[1]	$2,347,530	0.30%	1.50%	0.33%	1.47%
2019	2,314,446	0.30	2.06	0.33	2.03
2018	1,786,350	0.30	1.20	0.34	1.16
2017	1,995,445	0.30	0.41	0.34	0.37
2016	1,202,026	0.25	0.05	0.34	(0.04)
2015	1,517,038	0.11	0.01	0.35	(0.23)

54	FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Government Obligations Fund
Class X
2020[1]	$8,936,011	0.14%	1.67%	0.23%	1.58%
2019	9,868,300	0.14	2.21	0.23	2.12
2018	5,859,028	0.14	1.39	0.24	1.29
2017	3,553,517	0.14	0.61	0.24	0.51
2016[6]	678,224	0.14	0.28	0.24	0.18
Class Y
2020[1]	$10,813,749	0.45%	1.34%	0.48%	1.31%
2019	9,961,713	0.45	1.91	0.48	1.88
2018	9,440,721	0.45	1.06	0.49	1.02
2017	8,694,560	0.44	0.28	0.49	0.23
2016	7,393,766	0.31	0.01	0.49	(0.17)
2015	5,935,721	0.11	0.01	0.50	(0.38)
Class Z
2020[1]	$21,883,799	0.18%	1.61%	0.23%	1.56%
2019	18,335,731	0.18	2.17	0.23	2.12
2018	14,681,577	0.18	1.32	0.24	1.26
2017	16,442,191	0.18	0.54	0.24	0.48
2016	11,097,264	0.17	0.14	0.24	0.07
2015	8,310,936	0.11	0.01	0.25	(0.13)
[1]	For the six-month period ended February 29, 2020 (unaudited). All ratios for the period have been annualized, except total return.
[4]	Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.
[5]	Commenced operations on February 26, 2018. All ratios for the period have been annualized, except total return.
[6]	Commenced operations on April 5, 2016. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT	55

Financial Highlights	For a share outstanding throughout the years ended August 31 , unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Realized and Unrealized (Losses) on Investments		Distributions from Net Realized Gains on Investments		Net Asset Value End of Period	Total Return[3]
Institutional Prime Obligations Fund*
Class T
2020[1]	$1.0000	$0.0077		$(0.0077)	$0.0002		$(0.0000)	[2]	$1.0002	0.80%
2019	1.0001	0.0211		(0.0211)	(0.0001)		—		1.0000	2.12
2018	1.0000	0.0134		(0.0134)	0.0001		—		1.0001	1.36
2017	1.0000	0.0049		(0.0049)	0.0000	[2]	(0.0000)	[2]	1.0000	0.51
2016	1.00	0.001		(0.001)	—		—		1.00	0.05
2015	1.00	0.000	[2]	(0.000)[2]	—		—		1.00	0.02
Class V
2020[1]	$1.0000	$0.0082		$(0.0082)	$0.0003		$(0.0000)	[2]	$1.0003	0.86%
2019	1.0001	0.0221		(0.0221)	(0.0001)		—		1.0000	2.23
2018	1.0000	0.0144		(0.0144)	0.0001		—		1.0001	1.46
2017	1.0000	0.0059		(0.0059)	0.0000	[2]	(0.0000)	[2]	1.0000	0.60
2016	1.00	0.001		(0.001)	—		—		1.00	0.12
2015	1.00	0.000	[2]	(0.000)[2]	—		—		1.00	0.02
Class Y
2020[1]	$1.0001	$0.0075		$(0.0075)	$0.0002		$(0.0000)	[2]	$1.0003	0.77%
2019	1.0001	0.0206		(0.0206)	(0.0000)	[2]	—		1.0001	2.08
2018	1.0000	0.0129		(0.0129)	0.0001		—		1.0001	1.30
2017	1.0000	0.0044		(0.0044)	0.0000	[2]	(0.0000)	[2]	1.0000	0.46
2016	1.00	0.000	[2]	(0.000)[2]	—		—		1.00	0.03
2015	1.00	0.000	[2]	(0.000)[2]	—		—		1.00	0.02
Class Z
2020[1]	$1.0000	$0.0090		$(0.0090)	$0.0002		$(0.0000)	[2]	$1.0002	0.92%
2019	1.0001	0.0238		(0.0238)	(0.0001)		—		1.0000	2.39
2018	1.0000	0.0159		(0.0159)	0.0001		—		1.0001	1.61
2017	1.0000	0.0069		(0.0069)	0.0000	[2]	(0.0000)	[2]	1.0000	0.70
2016	1.00	0.002		(0.002)	—		—		1.00	0.21
2015	1.00	0.000	[2]	(0.000)[2]	—		—		1.00	0.02

*

Prior to October 14, 2016, the fund was named Prime Obligations Fund. Effective October 14, 2016, the fund is required to round its current net asset value per share to a minimum of the fourth decimal place.

[1]	For the six-month period ended February 29, 2020 (unaudited). All ratios for the period have been annualized, except total return.
[2]	Rounds to zero.
[3]	Total return would have been lower had certain expenses not been waived.

56	FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Institutional Prime Obligations Fund*
Class T
2020[1]	$67,968	0.40%	1.56%	0.47%	1.49%
2019	82,423	0.40	2.11	0.48	2.03
2018	77,695	0.40	1.36	0.50	1.26
2017	72,643	0.40	0.38	0.53	0.25
2016	431,632	0.35	0.05	0.44	(0.04)
2015	670,064	0.19	0.02	0.45	(0.24)
Class V
2020[1]	$38,561	0.30%	1.67%	0.37%	1.60%
2019	105,642	0.30	2.23	0.38	2.15
2018	148,228	0.30	1.51	0.40	1.41
2017	58,575	0.30	0.51	0.43	0.38
2016	184,678	0.28	0.12	0.34	0.06
2015	251,838	0.19	0.02	0.35	(0.14)
Class Y
2020[1]	$333,180	0.45%	1.50%	0.52%	1.43%
2019	337,078	0.45	2.06	0.53	1.98
2018	509,603	0.45	1.32	0.55	1.22
2017	333,617	0.45	0.41	0.59	0.27
2016	1,120,546	0.37	0.03	0.50	(0.10)
2015	3,711,698	0.19	0.02	0.50	(0.29)
Class Z
2020[1]	$715,198	0.15%	1.81%	0.27%	1.69%
2019	746,330	0.14	2.37	0.28	2.23
2018	562,601	0.15	1.67	0.30	1.52
2017	309,545	0.20	0.52	0.31	0.41
2016	3,012,020	0.20	0.21	0.25	0.16
2015	4,104,706	0.18	0.02	0.24	(0.04)
*

Prior to October 14, 2016, the fund was named Prime Obligations Fund. Effective October 14, 2016, the fund is required to round its current net asset value per share to a minimum of the fourth decimal place.

[1]	For the six-month period ended February 29, 2020 (unaudited). All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT	57

Financial Highlights	For a share outstanding throughout the years ended August 31 , unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period	Total Return[3]
Retail Prime Obligations Fund
Class A
2020[1]	$1.00	$0.007		$(0.007)	$1.00	0.68%
2019	1.00	0.019		(0.019)	1.00	1.95
2018	1.00	0.010		(0.010)	1.00	1.03
2017	1.00	0.003		(0.003)	1.00	0.26
2016[4]	1.00	0.000	[2]	(0.000)[2]	1.00	0.00
Class T
2020[1]	$1.00	$0.008		$(0.008)	$1.00	0.78%
2019	1.00	0.021		(0.021)	1.00	2.14
2018	1.00	0.014		(0.014)	1.00	1.39
2017	1.00	0.006		(0.006)	1.00	0.60
2016[4]	1.00	0.000	[2]	(0.000)[2]	1.00	0.03
Class V
2020[1]	$1.00	$0.008		$(0.008)	$1.00	0.83%
2019	1.00	0.022		(0.022)	1.00	2.24
2018	1.00	0.015		(0.015)	1.00	1.49
2017	1.00	0.007		(0.007)	1.00	0.70
2016[4]	1.00	0.000	[2]	(0.000)[2]	1.00	0.04
Class X
2020[1]	$1.00	$0.009		$(0.009)	$1.00	0.91%
2019	1.00	0.024		(0.024)	1.00	2.40
2018	1.00	0.016		(0.016)	1.00	1.65
2017[5]	1.00	0.008		(0.008)	1.00	0.85
Class Y
2020[1]	$1.00	$0.008		$(0.008)	$1.00	0.76%
2019	1.00	0.021		(0.021)	1.00	2.09
2018	1.00	0.013		(0.013)	1.00	1.34
2017	1.00	0.006		(0.006)	1.00	0.55
2016[4]	1.00	0.000	[2]	(0.000)[2]	1.00	0.02
Class Z
2020[1]	$1.00	$0.009		$(0.009)	$1.00	0.88%
2019	1.00	0.023		(0.023)	1.00	2.34
2018	1.00	0.016		(0.016)	1.00	1.59
2017	1.00	0.008		(0.008)	1.00	0.80
2016[4]	1.00	0.001		(0.001)	1.00	0.05
[1]	For the six-month period ended February 29, 2020 (unaudited), all ratios for the period have been annualized, except total return.
[2]	Rounds to zero.
[3]	Total return would have been lower had certain expenses not been waived.
[4]	Commenced operations on July 18, 2016. All ratios for the period have been annualized, except total return.
[5]	Commenced operations on September 8, 2016. All ratios for the period have been annualized, except total return.

58	FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT

					Ratio of Net Investment
		Ratio of Expenses	Ratio of Net	Ratio of Expenses	Income (Loss) to
	Net Assets	to Average	Investment Income to	to Average Net Assets	Average Net Assets
	End of Period (000)	Net Assets	Average Net Assets	(Excluding Waivers)	(Excluding Waivers)
Retail Prime Obligations Fund
Class A
2020[1]	$499,152	0.61%	1.36%	0.80%	1.17%
2019	507,092	0.61	1.85	0.80	1.66
2018	1,151,807	0.75	1.03	0.80	0.98
2017	1,142,089	0.74	0.27	0.82	0.19
2016[4]	831,019	0.60	0.02	0.84	(0.22)
Class T
2020[1]	$7	0.40%	1.57%	0.40%	1.57%
2019	7	0.40	1.96	0.45	1.91
2018	984	0.40	1.60	0.47	1.53
2017	162	0.40	0.68	0.46	0.62
2016[4]	7	0.39	0.23	0.45	0.17
Class V
20201	$48,787	0.30%	1.67%	0.35%	1.62%
2019	45,810	0.30	2.21	0.35	2.16
2018	40,102	0.30	1.49	0.36	1.43
2017	27,939	0.30	0.75	0.36	0.69
2016[4]	10	0.30	0.33	0.42	0.21
Class X
2020[1]	$27,055	0.14%	1.93%	0.25%	1.82%
2019	212,871	0.14	2.41	0.25	2.30
2018	18,748	0.14	1.63	0.26	1.51
2017[5]	29,731	0.14	0.95	0.26	0.83
Class Y
2020[1]	$1,295,405	0.45%	1.52%	0.50%	1.47%
2019	1,350,240	0.45	2.07	0.50	2.02
2018	1,301,030	0.45	1.34	0.51	1.28
2017	1,142,900	0.45	0.56	0.52	0.49
2016[4]	925,567	0.45	0.17	0.54	0.08
Class Z
2020[1]	$582,809	0.20%	1.77%	0.25%	1.72%
2019	574,552	0.20	2.34	0.25	2.29
2018	346,523	0.20	1.59	0.26	1.53
2017	278,460	0.20	0.82	0.26	0.76
2016[4]	48,335	0.20	0.41	0.29	0.32

[1]	For the six-month period ended February 29, 2020 (unaudited), all ratios for the period have been annualized, except total return.
[4]	Commenced operations on July 18, 2016. All ratios for the period have been annualized, except total return.
[5]	Commenced operations on September 8, 2016. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT	59

Financial Highlights	For a share outstanding throughout the years ended August 31 , unless otherwise indicated.

	Net Asset Value	Net Investment	Distributions from Net		Net Asset Value
	Beginning of Period	Income	Investment Income		End of Period	Total Return[3]
Retail Tax Free Obligations Fund*
Class A
2020[1]	$1.00	$0.002	$(0.002)		$1.00	0.24%
2019	1.00	0.009	(0.009)		1.00	0.85
2018	1.00	0.005	(0.005)		1.00	0.47
2017	1.00	0.0002	(0.000)[2]		1.00	0.05
2016	1.00	—	—		1.00	0.00
2015	1.00	—	—		1.00	0.00
Class V
2020[1]	$1.00	$0.005	$(0.005)		$1.00	0.46%
2019	1.00	0.013	(0.013)		1.00	1.31
2018	1.00	0.009	(0.009)		1.00	0.92
2017	1.00	0.005	(0.005)		1.00	0.46
2016	1.00	0.001	(0.001)		1.00	0.05
2015	1.00	—	—		1.00	0.00
Class Y
2020[1]	$1.00	$0.004	$(0.004)		$1.00	0.39%
2019	1.00	0.012	(0.012)		1.00	1.16
2018	1.00	0.008	(0.008)		1.00	0.77
2017	1.00	0.003	(0.003)		1.00	0.31
2016	1.00	0.0002	(0.000	)2	1.00	0.00
2015	1.00	—	—		1.00	0.00
Class Z
2020[1]	$1.00	$0.005	$(0.005)		$1.00	0.51%
2019	1.00	0.014	(0.014)		1.00	1.41
2018	1.00	0.010	(0.010)		1.00	1.02
2017	1.00	0.006	(0.006)		1.00	0.56
2016	1.00	0.001	(0.001)		1.00	0.09
2015	1.00	—	—		1.00	0.00

*	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.
[1]	For the six-month period ended February 29, 2020 (unaudited), all ratios for the period have been annualized, except total return.
[2]	Rounds to zero.
[3]	Total return would have been lower had certain expenses not been waived.

60	FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Retail Tax Free Obligations Fund*
Class A
2020[1]	$30,532	0.75%	0.48%	0.86%	0.37%
2019	31,081	0.75	0.85	0.88	0.72
2018	33,861	0.75	0.47	0.87	0.35
2017	32,171	0.71	0.04	0.92	(0.17)
2016	42,974	0.20	0.00	0.86	(0.66)
2015	49,660	0.06	0.00	0.85	(0.79)
Class V
2020[1]	$6,208	0.30%	0.90%	0.41%	0.79%
2019	783	0.30	1.28	0.42	1.16
2018	536	0.30	0.89	0.42	0.77
2017	1,872	0.30	0.45	0.47	0.28
2016	1,702	0.14	0.03	0.41	(0.24)
2015	9,204	0.06	0.00	0.40	(0.34)
Class Y
2020[1]	$325,765	0.45%	0.78%	0.56%	0.67%
2019	333,668	0.45	1.15	0.58	1.02
2018	316,973	0.45	0.79	0.57	0.67
2017	260,044	0.45	0.31	0.62	0.14
2016	289,274	0.19	0.00	0.56	(0.37)
2015	460,299	0.06	0.00	0.55	(0.49)
Class Z
2020[1]	64,700	0.20%	1.02%	0.31%	0.91%
2019	49,645	0.20	1.38	0.32	1.26
2018	20,631	0.20	1.03	0.32	0.91
2017	32,401	0.20	0.55	0.37	0.38
2016	62,763	0.12	0.09	0.32	(0.11)
2015	148,163	0.06	0.00	0.30	(0.24)

*	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund
[1]	For the six-month period ended February 29, 2020 (unaudited), all ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT	61

Financial Highlights	For a share outstanding throughout the years ended August 31 , unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income	Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
Treasury Obligations Fund
Class A
2020[1]	$1.00	$0.005	$(0.005)	$(0.000)[2]	$1.00	0.52%
2019	1.00	0.016	(0.016)	—	1.00	1.61
2018	1.00	0.008	(0.008)	—	1.00	0.77
2017	1.00	0.001	(0.001)	(0.000)[2]	1.00	0.08
2016	1.00	0.0002	(0.000)[2]	(0.000)[2]	1.00	0.00
2015	1.00	—	—	—	1.00	0.00
Class D
2020[1]	$1.00	$0.006	$(0.006)	$(0.000)[2]	$1.00	0.60%
2019	1.00	0.018	(0.018)	—	1.00	1.77
2018	1.00	0.009	(0.009)	—	1.00	0.92
2017	1.00	0.001	(0.001)	(0.000)[2]	1.00	0.15
2016	1.00	0.0002	(0.000)[2]	(0.000)[2]	1.00	0.00
2015	1.00	—	—	—	1.00	0.00
Class P
2020[1]	$1.00	$0.008	$(0.008)	$(0.000)[2]	$1.00	0.82%
2019	1.00	0.022	(0.022)	—	1.00	2.23
2018[4]	1.00	0.011	(0.011)	—	1.00	1.07
Class V
2020[1]	$1.00	$0.007	$(0.007)	$(0.000)[2]	$1.00	0.75%
2019	1.00	0.021	(0.021)	—	1.00	2.07
2018	1.00	0.012	(0.012)	—	1.00	1.22
2017	1.00	0.004	(0.004)	(0.000)[2]	1.00	0.39
2016	1.00	0.001	(0.001)	(0.000)[2]	1.00	0.05
2015	1.00	—	—	—	1.00	0.00

62	FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT

	Net Asset Value Beginning of Period	Net Investment Income	Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
Treasury Obligations Fund
Class X
2020[1]	$1.00	$0.008	$(0.008)	$(0.000)[2]	$1.00	0.83%
2019	1.00	0.022	(0.022)	—	1.00	2.23
2018	1.00	0.014	(0.014)	—	1.00	1.38
2017	1.00	0.005	(0.005)	(0.000)[2]	1.00	0.55
2016[5]	1.00	0.001	(0.001)	—	1.00	0.10
Class Y
2020[1]	$1.00	$0.007	$(0.007)	$(0.000)[2]	$1.00	0.67%
2019	1.00	0.019	(0.019)	—	1.00	1.92
2018	1.00	0.011	(0.011)	—	1.00	1.07
2017	1.00	0.003	(0.003)	(0.000)[2]	1.00	0.25
2016	1.00	0.0002	(0.000)[2]	(0.000)[2]	1.00	0.00
2015	1.00	—	—	—	1.00	0.00
Class Z
2020[1]	$1.00	$0.008	$(0.008)	$(0.000)[2]	$1.00	0.81%
2019	1.00	0.022	(0.022)	—	1.00	2.19
2018	1.00	0.013	(0.013)	—	1.00	1.34
2017	1.00	0.005	(0.005)	(0.000)[2]	1.00	0.51
2016	1.00	0.001	(0.001)	(0.000)[2]	1.00	0.13
2015	1.00	—	—	—	1.00	0.00

[1]	For the six-month period ended February 29, 2020 (unaudited). All ratios for the period have been annualized, except total return.

[2]	Rounds to zero.

[3]	Total return would have been lower had certain expenses not been waived.

[4]	Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.

[5]	Commenced operations on April 5, 2016. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT	63

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Treasury Obligations Fund
Class A
2020[1]	$275,693	0.75%	1.05%	0.78%	1.02%
2019	246,012	0.75	1.60	0.78	1.57
2018	185,799	0.75	0.75	0.79	0.71
2017	239,773	0.60	0.07	0.80	(0.13)
2016	274,237	0.30	0.00	0.80	(0.50)
2015	315,631	0.09	0.00	0.80	(0.71)
Class D
2020[1]	$1,618,471	0.60%	1.20%	0.63%	1.17%
2019	1,367,671	0.60	1.75	0.64	1.71
2018	1,461,918	0.60	0.92	0.64	0.88
2017	1,521,672	0.53	0.14	0.64	0.03
2016	1,970,955	0.30	0.00	0.64	(0.34)
2015	1,947,705	0.09	0.00	0.65	(0.56)
Class P
2020[1]	$242,442	0.15%	1.73%	0.23%	1.65%
2019	921,110	0.15	2.16	0.23	2.08
2018[4]	20	0.16	1.52	0.23	1.45
Class V
2020[1]	$562,040	0.30%	1.50%	0.33%	1.47%
2019	476,759	0.30	2.07	0.34	2.03
2018	416,145	0.30	1.19	0.34	1.15
2017	491,220	0.30	0.38	0.34	0.34
2016	556,817	0.24	0.04	0.35	(0.07)
2015	1,126,241	0.09	0.00	0.35	(0.26)

64	FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Treasury Obligations Fund
Class X
2020[1]	$2,777,108	0.14%	1.66%	0.23%	1.57%
2019	2,890,818	0.14	2.22	0.24	2.12
2018	1,989,132	0.14	1.59	0.24	1.49
2017	107,165	0.14	0.55	0.24	0.45
2016[5]	67,258	0.14	0.26	0.25	0.15
Class Y
2020[1]	$2,612,880	0.45%	1.34%	0.48%	1.31%
2019	2,439,178	0.45	1.90	0.49	1.86
2018	2,692,690	0.45	1.08	0.49	1.04
2017	2,577,051	0.44	0.25	0.50	0.19
2016	2,559,849	0.29	0.00	0.49	(0.20)
2015	2,335,205	0.09	0.00	0.50	(0.41)
Class Z
2020[1]	$6,140,215	0.18%	1.63%	0.23%	1.58%
2019	6,646,073	0.18	2.18	0.24	2.12
2018	5,934,233	0.18	1.34	0.24	1.28
2017	4,655,060	0.18	0.51	0.24	0.45
2016	4,152,252	0.17	0.14	0.24	0.07
2015	2,655,440	0.09	0.00	0.25	(0.16)

[1]	For the six-month period ended February 29, 2020 (unaudited). All ratios for the period have been annualized, except total return.
[4]	Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.
[5]	Commenced operations on April 5, 2016. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT	65

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income	Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
U.S. Treasury Money Market Fund
Class A
2020[1]	$1.00	$0.005	$(0.005)	$(0.000)[2]	$1.00	0.50%
2019	1.00	0.016	(0.016)	—	1.00	1.57
2018	1.00	0.007	(0.007)	—	1.00	0.74
2017	1.00	0.001	(0.001)	(0.000)[2]	1.00	0.06
2016	1.00	—	—	—	1.00	0.00
2015	1.00	—	—	—	1.00	0.00
Class D
2020[1]	$1.00	$0.006	$(0.006)	$(0.000)[2]	$1.00	0.58%
2019	1.00	0.017	(0.017)	—	1.00	1.72
2018	1.00	0.009	(0.009)	—	1.00	0.89
2017	1.00	0.001	(0.001)	(0.000)[2]	1.00	0.12
2016	1.00	—	—	—	1.00	0.00
2015	1.00	—	—	—	1.00	0.00
Class V
2020[1]	$1.00	$0.007	$(0.007)	$(0.000)[2]	$1.00	0.73%
2019	1.00	0.020	(0.020)	—	1.00	2.03
2018	1.00	0.012	(0.012)	—	1.00	1.20
2017	1.00	0.003	(0.003)	(0.000)[2]	1.00	0.34
2016	1.00	0.0002	(0.000)[2]	—	1.00	0.01
2015	1.00	—	—	—	1.00	0.00
Class Y
2020[1]	$1.00	$0.006	$(0.006)	$(0.000)[2]	$1.00	0.65%
2019	1.00	0.019	(0.019)	—	1.00	1.87
2018	1.00	0.010	(0.010)	—	1.00	1.04
2017	1.00	0.002	(0.002)	(0.000)[2]	1.00	0.21
2016	1.00	—	—	—	1.00	0.00
2015	1.00	—	—	—	1.00	0.00
Class Z
2020[1]	$1.00	$0.008	$(0.008)	$(0.000)[2]	$1.00	0.78%
2019	1.00	0.021	(0.021)	—	1.00	2.13
2018	1.00	0.013	(0.013)	—	1.00	1.30
2017	1.00	0.004	(0.004)	(0.000)[2]	1.00	0.44
2016	1.00	0.001	(0.001)	—	1.00	0.07
2015	1.00	—	—	—	1.00	0.00

[1]	For the six-month period ended February 29, 2020 (unaudited). All ratios for the period have been annualized, except total return.

[2]	Rounds to zero.

[3]	Total return would have been lower had certain expenses not been waived.

66	FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
U.S. Treasury Money Market Fund
Class A
2020[1]	$38,610	0.75%	1.03%	0.80%	0.98%
2019	45,660	0.75	1.57	0.81	1.51
2018	43,845	0.75	0.75	0.82	0.68
2017	33,310	0.56	0.04	0.83	(0.23)
2016	90,779	0.26	0.00	0.84	(0.58)
2015	38,346	0.05	0.00	0.84	(0.79)
Class D
2020[1]	$41,724	0.60%	1.11%	0.64%	1.07%
2019	32,349	0.60	1.70	0.66	1.64
2018	49,769	0.60	0.85	0.67	0.78
2017	73,968	0.51	0.10	0.68	(0.07)
2016	94,275	0.23	0.00	0.69	(0.46)
2015	137,129	0.05	0.00	0.69	(0.64)
Class V
2020[1]	$104,174	0.30%	1.46%	0.35%	1.41%
2019	106,254	0.30	2.03	0.36	1.97
2018	57,661	0.30	1.20	0.37	1.13
2017	43,810	0.30	0.36	0.38	0.28
2016	32,435	0.21	0.01	0.39	(0.17)
2015	82,900	0.05	0.00	0.39	(0.34)
Class Y
2020[1]	$580,928	0.45%	1.30%	0.50%	1.25%
2019	598,298	0.45	1.87	0.51	1.81
2018	684,906	0.45	1.04	0.52	0.97
2017	696,466	0.43	0.21	0.53	0.11
2016	612,984	0.24	0.00	0.54	(0.30)
2015	614,128	0.05	0.00	0.54	(0.49)
Class Z
2020[1]	$1,465,889	0.20%	1.51%	0.24%	1.47%
2019	781,354	0.20	2.10	0.26	2.04
2018	434,331	0.20	1.27	0.27	1.20
2017	392,662	0.20	0.42	0.28	0.34
2016	409,806	0.17	0.07	0.28	(0.04)
2015	309,280	0.05	0.00	0.29	(0.24)

[1]	For the six-month period ended February 29, 2020 (unaudited). All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT	67

Notes to Financial Statements	(unaudited as to February 29, 2020), all dollars and shares are rounded to thousands (000 omitted)

1>	Organization

Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Funds, Inc. (“FAF”), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end investment management company. FAF’s articles of incorporation permit the board of directors to create additional funds in the future. U.S. Bancorp Asset Management, Inc. (“USBAM”) is the investment advisor and administrator to each of the funds (the “advisor” and “administrator”) and is a subsidiary of U.S. Bank National Association (“U.S. Bank”). U.S. Bank is a separate entity and wholly owned subsidiary of U.S. Bancorp.

Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund qualify as “government money market funds” under Rule 2a-7 of the Investment Company Act and seek to maintain a stable net asset value (“NAV”) per share of one dollar. They are generally not subject to the default liquidity fees and redemption gates that may apply to other money market funds and the board of directors has determined not to impose such fees and gates on these funds.

Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund offer Class A, Class D, Class V, Class Y, and Class Z shares. Additionally, Government Obligations Fund and Treasury Obligations Fund offer Class P and Class X shares, and Government Obligations Fund also offers Class U shares. Effective October 26, 2018, Class G shares were converted to Class A shares of Treasury Obligations Fund.

Retail Prime Obligations Fund and Retail Tax Free Obligations Fund are open to retail investors (“natural persons”) and seek to maintain a stable NAV per share of one dollar. They are subject to the possibility of liquidity fees and redemption gates, as required by Rule 2a-7 of the Investment Company Act. Retail Prime Obligations Fund and Retail Tax Free Obligations Fund offer Class A, Class V, Class Y, and Class Z shares. Retail Prime Obligations Fund also offers Class T and Class X shares.

Institutional Prime Obligations Fund is subject to the possibility of liquidity fees and redemption gates and transacts at a floating NAV that is calculated out to four decimal places, as required by Rule 2a-7 of the Investment Company Act. The fund offers Class T, Class V, Class Y, and Class Z shares. Class X shares closed on October 30, 2018.

Each fund’s prospectus provides descriptions of its investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to its servicing or distribution arrangements.

68	FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT

2>	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS

Government Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund

Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates fair value. Under the amortized cost method any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act, the fair value of securities held in the funds are determined using amortized cost, which is compared to prices provided by independent pricing providers.

If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened and the board will determine what action, if any, to take. During the six-month period ended February 29, 2020, the differences between the aggregate market value and the aggregate amortized cost of all securities did not exceed 0.25% for any fund on any day of the period.

Institutional Prime Obligations Fund

The fund prices and transacts its shares at a floating NAV, rounded to the fourth decimal place. The NAV per share of each share class of the fund is calculated at 8:00 a.m., 11:00 a.m., and 2:00 p.m. Central Time on each business day that the fund is open. The fund’s investments for which market quotations are readily available will be valued at market value on the basis of quotations furnished by a pricing service or provided by securities dealers. If market quotations are not readily available, or if the advisor believes that such quotations do not accurately reflect market prices, the fair value of the fund’s investments will be determined in good faith based upon valuation procedures established by the board of directors. Short-term debt obligations maturing in sixty days or less may be valued at amortized cost where the advisor believes that it approximates market value. Shares of other money market funds are valued at their most current NAV.

United States generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments).

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Notes to Financial Statements	(unaudited as to February 29, 2020), all dollars and shares are rounded to thousands (000 omitted)

The fair value levels are not necessarily an indication of the risk associated with investing in these securities. As of February 29, 2020, each fund’s investments were classified as follows:

Fund	Level 1	Level 2	Level 3	Total Fair Value
Government Obligations Fund
U.S. Treasury Repurchase Agreements	$—	$24,219,456	$—	$24,219,456
U.S. Government Agency Debt	—	19,965,417	—	19,965,417
U.S. Government Agency Repurchase Agreements	—	4,050,000	—	4,050,000
U.S. Treasury Debt	—	2,937,482	—	2,937,482
Investment Companies	500,000	—	—	500,000
Total Investments	$500,000	$51,172,355	$—	$51,672,355
Institutional Prime Obligations Fund
Certificates of Deposit	$—	$334,675	$—	$334,675
Other Repurchase Agreements	—	244,000	—	244,000
Asset Backed Commercial Paper	—	232,858	—	232,858
Financial Company Commercial Paper	—	184,505	—	184,505
Non-Negotiable Time Deposits	—	75,000	—	75,000
Non-Financial Company Commercial Paper	—	59,994	—	59,994
Variable Rate Demand Notes	—	12,860	—	12,860
Other Instruments	—	9,881	—	9,881
U.S. Treasury Repurchase Agreements	—	2,013	—	2,013
Total Investments	$—	$1,155,786	$—	$1,155,786
Retail Prime Obligations Fund
Certificates of Deposit	$—	$811,003	$—	$811,003
Other Repurchase Agreements	—	544,000	—	544,000
Financial Company Commercial Paper	—	333,175	—	333,175
Non-Negotiable Time Deposits	—	278,719	—	278,719
Asset Backed Commercial Paper	—	266,294	—	266,294
U.S. Treasury Repurchase Agreements	—	92,390	—	92,390
Non-Financial Company Commercial Paper	—	86,000	—	86,000
Other Instruments	—	30,010	—	30,010
Variable Rate Demand Note	—	13,900	—	13,900
Total Investments	$—	$2,455,491	$—	$2,455,491
Retail Tax Free Obligations Fund
Variable Rate Demand Notes	$—	$274,794	$—	$274,794
Tender Option Bonds	—	71,095	—	71,095
Non-Financial Company Commercial Paper	—	54,228	—	54,228
Other Municipal Securities	—	26,475	—	26,475
Total Investments	$—	$426,592	$—	$426,592
Treasury Obligations Fund
U.S. Treasury Repurchase Agreements	$—	$9,211,152	$—	$9,211,152
U.S. Treasury Debt	—	4,968,837	—	4,968,837
Total Investments	$—	$14,179,989	$—	$14,179,989
U.S. Treasury Money Market Fund
U.S. Treasury Debt	$—	$2,233,169	$—	$2,233,169
Total Investments	$—	$2,233,169	$—	$2,233,169

Refer to each fund’s Schedule of Investments for further security classification.

70	FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT

During the six-month period ended February 29, 2020, there were no transfers between fair value levels, and the funds’ portfolios did not hold any securities deemed to be Level 3.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors.

As of and during the six-month period ended February 29, 2020, the funds did not hold any restricted securities. As of February 29, 2020, Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, and Treasury Obligations Fund had investments in illiquid securities with a total value of $850,000 or 1.7% of total net assets, $40,000 or 3.5% of total net assets, $90,000 or 3.7% of total net assets, $14,670 or 3.4% of total net assets, and $150,000 or 1.1% of total net assets, respectively.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the first business day of the following month.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Sub-chapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of February 29, 2020, the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains were recorded by the fund.

FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT	71

Notes to Financial Statements	(unaudited as to February 29, 2020), all dollars and shares are rounded to thousands (000 omitted)

The distributions paid during the six-month period ended February 29, 2020 and fiscal year ended August 31, 2019 (adjusted by dividends payable as of February 29, 2020 and August 31, 2019, respectively) were as follows:

	February 29, 2020
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$403,040	$—	$372	$403,412
Institutional Prime Obligations Fund	11,646	—	2	11,648
Retail Prime Obligations Fund	21,853	—	—	21,853
Retail Tax Free Obligations Fund	—	1,809	—	1,809
Treasury Obligations Fund	122,237	—	17	122,254
U.S. Treasury Money Market Fund	15,143	—	30	15,173

	August 31, 2019
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$831,312	$—	$—	$831,312
Institutional Prime Obligations Fund	26,484	—	—	26,484
Retail Prime Obligations Fund	56,264	—	—	56,264
Retail Tax Free Obligations Fund	239	4,178	—	4,417
Treasury Obligations Fund	266,710	—	—	266,710
U.S. Treasury Money Market Fund	27,819	—	—	27,819

Each fund designates as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits related to net capital gain to zero for the tax year ended August 31, 2019.

As of August 31, 2019, the components of accumulated earnings on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Accumulated Capital Gains (Losses)	Unrealized Appreciation	Total Accumulated Earnings (Deficit)
Government Obligations Fund	$82,944	$—	$—	$(19)	$82,925
Institutional Prime Obligations Fund	2,321	—	—	7	2,328
Retail Prime Obligations Fund	4,502	—	(1)	—	4,501
Retail Tax Free Obligations Fund	—	336	(14)	—	322
Treasury Obligations Fund	25,127	—	—	—	25,127
U.S. Treasury Money Market Fund	2,133	—	—	—	2,133

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to distributions declared but not paid by August 31, 2019.

Under current law, the funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Capital losses realized under current law will carry forward retaining their classification as either long-term or short-term losses. As of August 31, 2019, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund had indefinite short-term capital loss carryforwards of $1 and $14, respectively.

72	FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT

REPURCHASE AGREEMENTS – Each fund (other than U.S. Treasury Money Market Fund) may enter into repurchase agreement transactions with counterparties whom the funds’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities from the funds at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund, plus interest, at a rate that is negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreement transactions are held by the custodian bank or maintained in a segregated account by an unaffiliated third- party custodian bank until the maturity of the respective repurchase agreement transaction. Provisions of the repurchase agreements are designed to ensure that the value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the fund may be delayed or limited. Retail Tax Free Obligations Fund did not enter into repurchase agreement transactions during the six-month period ended February 29, 2020.

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), each fund may enter into repurchase agreement transactions (and other short- term investments) on a joint basis with certain other funds advised by the advisor.

The table below shows the offsetting assets and liabilities relating to the repurchase agreement transactions shown on the Statements of Assets and Liabilities:

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount[1]
Repurchase Agreements
Government Obligations Fund	$28,269,456	$—	$28,269,456	$—	$(28,269,456)	$—
Institutional Prime Obligations Fund	246,013	—	246,013	—	(246,013)	—
Retail Prime Obligations Fund	636,390	—	636,390	—	(636,390)	—
Treasury Obligations Fund	9,211,152	—	9,211,152	—	(9,211,152)	—

[1]	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set- off rights under the agreement. Net amount excludes any over-collateralized amounts.

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Notes to Financial Statements	(unaudited as to February 29, 2020), all dollars and shares are rounded to thousands (000 omitted)

The table below shows the remaining contractual maturity of the repurchase agreements:

Remaining Contractual Maturity of the Repurchase Agreements	Overnight and Continuous	Up to 30 Days	31 to 90 Days	Over 91 Days	Total
Government Obligations Fund
U.S. Government Agency	$3,550,000	$500,000	$—	$—	$4,050,000
U.S. Treasury	10,019,456	6,900,000	7,300,000	—	24,219,456
Total	$13,569,456	$7,400,000	$7,300,000	$—	$28,269,456
Institutional Prime Obligations Fund
Other	$178,000	$26,000	$40,000	$—	$244,000
U.S. Treasury	2,013	—	—	—	2,013
Total	$180,013	$26,000	$40,000	$—	$246,013
Retail Prime Obligations Fund
Other	$405,000	$49,000	$65,000	$25,000	$544,000
U.S. Treasury	92,390	—	—	—	92,390
Total	$497,390	$49,000	$65,000	$25,000	$636,390
Treasury Obligations Fund
U.S. Treasury	$4,086,152	$2,325,000	$2,800,000	$—	$9,211,152
Total	$4,086,152	$2,325,000	$2,800,000	$—	$9,211,152

SECURITIES LENDING – In order to generate additional income, each fund (other than U.S. Treasury Money Market Fund) may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. Only Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, and Treasury Obligations Fund may do so as a principal investment strategy.

Each fund’s policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then “marked to market” daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. Cash collateral is invested in short-term, high quality U.S. dollar-denominated securities that would be eligible for investment by a money market fund under Rule 2a-7 of the Investment Company Act. As of February 29, 2020, the funds had no securities on loan.

U.S. Bank, the parent company of the funds’ advisor, serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the fund. U.S. Bank acts as the securities lending agent pursuant to, and subject to compliance with, conditions contained in an exemptive order issued by the SEC. As the securities lending agent, U.S. Bank receives fees of up to 20% of each fund’s net income from securities lending transactions and may pay up to half of such fees to USBAM for certain securities lending services provided by USBAM. For the six-month period ended February 29, 2020, no fees were paid to U.S. Bank for serving as the securities lending agent for the funds, because the funds did not participate in securities lending.

74	FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds. Class-specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended February 29, 2020.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3>	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement, USBAM manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay USBAM a monthly fee equal, on an annual basis, to 0.10% of the fund’s average daily net assets.

The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2020, so the annual fund operating expenses, after waivers, do not exceed the following amounts:

Share Class
Fund	A	D	P	T	U	V	X	Y	Z
Government Obligations Fund	0.75%	0.60%	0.18%	N/A	0.12%	0.30%	0.14%	0.45%	0.18%
Institutional Prime Obligations Fund	N/A	N/A	N/A	0.40%	N/A	0.30%	N/A	0.45%	0.20%
Retail Prime Obligations Fund	0.75%	N/A	N/A	0.40%	N/A	0.30%	0.14%	0.45%	0.20%
Retail Tax Free Obligations Fund	0.75%	N/A	N/A	N/A	N/A	0.30%	N/A	0.45%	0.20%
Treasury Obligations Fund	0.75%	0.60%	0.18%	N/A	N/A	0.30%	0.14%	0.45%	0.18%
U.S. Treasury Money Market Fund	0.75%	0.60%	N/A	N/A	N/A	0.30%	N/A	0.45%	0.20%

These contractual waivers and reimbursements will remain in effect through October 31, 2020 and may not be terminated prior to such time without the approval of the funds’ board of directors. Waivers and reimbursements by the advisor are otherwise voluntary and may be terminated at any time by the advisor.

ADMINISTRATION FEES – USBAM serves as the funds’ administrator pursuant to an administration agreement between USBAM and the funds. U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“USBGFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBGFS and USBAM. USBGFS is a subsidiary of U.S. Bank. Under the administration agreement,

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Notes to Financial Statements	(unaudited as to February 29, 2020), all dollars and shares are rounded to thousands (000 omitted)

USBAM is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay USBAM administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.20% of the aggregate average daily Class A share net assets and 0.15% of the aggregate average daily net assets for all other share classes of all funds, up to $8 billion, 0.185% for Class A shares and 0.135% for all other classes on the next $17 billion of the aggregate average daily net assets, 0.17% for Class A shares and 0.12% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.15% for Class A shares and 0.10% for all other classes of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse USBAM and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

In order to maintain minimum yields for each fund, or to keep total annual fund operating expenses from exceeding the fund classes expense limitations, USBAM voluntarily waived or reimbursed administration fees of $13,193, $633, $971, $238, $4,010, and $489 for Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the six- month period ended February 29, 2020.

TRANSFER AGENT FEES – USBGFS serves as the funds’ transfer agent pursuant to a transfer agent agreement between USBGFS and the funds. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class, based upon the number of accounts within each fund. In addition to these fees, the funds pay USBGFS each fund’s pro rata share of an amount equal, on an annual basis, to 0.0008% of the aggregate average daily net assets up to $25 billion, 0.0007% of the aggregate average daily net assets for the next $25 billion, and 0.0005% of the aggregate average daily net assets in excess of $50 billion. The funds may reimburse USBGFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement between U.S. Bank and the funds. Each fund pays the custodian its pro rata share of an amount equal, on an annual basis, to 0.0045% of the aggregate average daily market value of all securities and cash held in the funds, up to $25 billion, 0.0040% of the aggregate average daily market value of all securities and cash held in the funds for the next $25 billion, and 0.0035% of the aggregate average daily market value of all securities and cash held in the funds in excess of $50 billion. All fees are computed daily and paid monthly.

Under the custodian agreement, the custodian may charge a fee for any cash overdrafts incurred by a particular fund, which increases that fund’s custodian expenses.

For the six-month period ended February 29, 2020, custodian fees were not increased as a result of any overdrafts.

DISTRIBUTION AND SHAREHOLDER SERVICING (12B-1) FEES – Quasar Distributors, LLC (“Quasar”) serves as distributor of the funds pursuant to a distribution agreement between Quasar and the funds. Under the distribution agreement and pursuant to a plan adopted by each fund under Rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual

76	FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT

rate of up to 0.25% and 0.15% of each fund’s average daily net assets attributable to Class A and Class D, respectively. No distribution or shareholder servicing fees are paid to Quasar by any other share class of the funds. These fees are used by Quasar for the primary purpose of reimbursing broker-dealers for their sale of fund shares.

Under these distribution and shareholder servicing agreements, the following amounts were received by affiliates of USBAM for the six-month period ended February 29, 2020:

Fund	Amount
Government Obligations Fund	$2,720
Retail Prime Obligations Fund	619
Retail Tax Free Obligations Fund	37
Treasury Obligations Fund	1,295
U.S. Treasury Money Market Fund	80

SHAREHOLDER SERVICING (NON-12B-1) FEES – FAF has also adopted and entered into a shareholder servicing plan and agreement with USBAM, under which USBAM has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class T, Class V, and Class Y shares. Each fund pays USBAM a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets attributable to Class A, Class D, and Class Y shares, a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class T shares, and a fee equal to an annual rate of 0.10% of the average daily net assets attributable to Class V shares. In order to maintain a minimum yield, or to prevent total annual fund operating expenses from exceeding the fund classes expense limitations, USBAM waived or reimbursed $44 for Retail Prime Obligations Fund, during the six- month period ended February 29, 2020.

Under this shareholder servicing plan and agreement, the following amounts were paid to USBAM for the six-month period ended February 29, 2020:

Fund	Amount
Government Obligations Fund	$18,454
Institutional Prime Obligations Fund	544
Retail Prime Obligations Fund	2,318
Retail Tax Free Obligations Fund	462
Treasury Obligations Fund	5,495
U.S. Treasury Money Market Fund	887

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholders reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses.

FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT	77

Notes to Financial Statements	(unaudited as to February 29, 2020), all dollars and shares are rounded to thousands (000 omitted)

4>	Fund Shares for Institutional Prime Obligations Fund

Transactions in fund shares for each class of Institutional Prime Obligations Fund were as follows:

	Sales	Reinvestments of distributions	Redemptions	Net increase (decrease)
Six-Month Period Ended February 29, 2020
Class T	112,091	4	(126,562)	(14,467)
Class V	52,445	5	(119,541)	(67,091)
Class Y	466,714	17	(470,698)	(3,967)
Class Z	2,497,779	152	(2,529,223)	(31,292)
Year Ended August 31, 2019
Class T	248,182	13	(243,460)	4,735
Class V	373,026	8	(415,607)	(42,573)
Class X1	278,702	—	(318,720)	(40,018)
Class Y	1,334,817	45	(1,507,339)	(172,477)
Class Z	4,115,774	345	(3,932,323)	183,796

1Effective 10/30/2018 Institutional Prime Obligations Fund Class X was closed.

5>	Portfolio Characteristics of the Retail Tax Free Obligations Fund

The Retail Tax Free Obligations Fund invests in municipal securities. At February 29, 2020, the percentage of portfolio investments by each category was as follows:

Retail Tax Free Obligations Fund
Weekly Variable Rate Demand Notes	59.0%
Daily Variable Rate Demand Notes	5.5
Tender Option Bonds	16.7
Commercial Paper & Put Bonds	12.7
Other Municipal Notes & Bonds	6.1
100.0%

The Retail Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, non-financial company commercial paper, and general obligation bonds. At February 29, 2020, the percentage of total portfolio investments by each revenue source was as follows:

Retail Tax Free Obligations Fund
Revenue Bonds	79.9%
Non-Financial Company Commercial Paper	12.7
General Obligations	7.4
100.0%

78	FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT

6>	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown as it would be dependent upon future claims that may be made against the funds. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

7>	Events Subsequent To Period End

Management has evaluated fund related events and transactions that occurred subsequent to February 29, 2020, through the date of issuance of the funds’ financial statements. There were no events or transactions that occurred during this period that materially impacts the amounts or disclosures in the funds’ financial statements.

Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Directors of the funds’ has approved a new Distribution Agreement to enable Quasar to continue serving as the funds’ distributor.

MARKET RISK — Financial markets around the world may experience extreme volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil resulting from major cybersecurity events, geopolitical events (including wars, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, measures to address budget deficits, downgrading of sovereign debt, and public sentiment, among other events. Resulting market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT	79

Notice to Shareholders	February 29, 2020 (unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities is included in the statement of additional information for the funds available at www.FirstAmericanFunds.com. Information regarding how the funds voted proxies relating to portfolio securities is available, without charge and upon request, by calling 800.677.3863 and on the SEC’s website at www.sec.gov.

FORM N-MFP INFORMATION

Each month, information about each fund and its portfolio holdings is filed with the SEC on Form N-MFP. These forms will be available on the SEC’s website at www.sec.gov. The funds’ portfolio holdings are also posted on www.FirstAmericanFunds.com as of each month-end. Please see the funds’ current prospectus for more information.

WEEKLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at www.FirstAmericanFunds.com on a weekly basis.

80	FIRST AMERICAN FUNDS 2020 SEMIANNUAL REPORT

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. This report is for the information of shareholders of the First American Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospec- tus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The princi- pal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR	CUSTODIAN	INDEPENDENT REGISTERED
U.S. Bancorp Asset	U.S. Bank National Association	PUBLIC ACCOUNTING FIRM
Management, Inc.	1555 RiverCenter Drive	Ernst & Young LLP
800 Nicollet Mall	Suite 302	220 South Sixth Street
Minneapolis, Minnesota 55402	Milwaukee, Wisconsin 53212	Suite 1400
Minneapolis, Minnesota 55402

DISTRIBUTOR
ADMINISTRATOR	Quasar Distributors, LLC	COUNSEL
U.S. Bancorp Asset	111 East Kilbourn Avenue	Ropes & Gray LLP
Management, Inc.	Suite 1250	191 North Wacker Drive
800 Nicollet Mall	Milwaukee, Wisconsin 53202	Chicago, Illinois 60606
Minneapolis, Minnesota 55402

TRANSFER AGENT
U.S. Bancorp Fund
Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

0048-20      4/2020      SAR MONEY

Item 2—Code of Ethics

Not applicable to the semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to the semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to the semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable to the semi-annual report.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this item.

Item 11—Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)	Not applicable.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date: April 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date: April 21, 2020

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: April 21, 2020